UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2022

Date of reporting period:	4/30/2022

Item 1 –	Reports to Stockholders

PGIM QUANT SOLUTIONS EMERGING MARKETS

EQUITY FUND

Formerly known as PGIM QMA Emerging Markets Equity Fund

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Emerging Markets Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Emerging Markets Equity Fund

June 15, 2022

PGIM Quant Solutions Emerging Markets Equity Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Fund	-7.86	-15.62	3.43	5.72 (11/29/2016)
MSCI Emerging Markets Index
	-14.15	-18.33	4.32	6.55

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definition

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	6.8%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	4.2%
Tencent Holdings Ltd.	Interactive Media & Services	China	3.1%
Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	China	2.3%
Vale SA	Metals & Mining	Brazil	1.6%
China Construction Bank Corp. (Class H Stock)	Banks	China	1.4%
Industrial & Commercial Bank of China Ltd. (Class H Stock)	Banks	China	1.3%
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	South Korea	1.2%
Tata Consultancy Services Ltd.	IT Services	India	1.2%
Bank of China Ltd. (Class H Stock)	Banks	China	1.2%

Holdings reflect only long-term investments and are subject to change.

PGIM Quant Solutions Emerging Markets Equity Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Emerging Markets Equity Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$ 1,000.00	$ 921.40	1.20%	$5.72
	Hypothetical	$ 1,000.00	$1,018.84	1.20%	$6.01

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Quant Solutions Emerging Markets Equity Fund	7

This Page Intentionally Left Blank

Schedule of Investments  (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 96.2%

COMMON STOCKS 91.9%

Brazil 3.2%
Ambev SA	25,200	$74,469
Banco Bradesco SA	8,801	26,418
Banco do Brasil SA	39,200	263,239
Banco Santander Brasil SA, UTS	5,100	32,824
BB Seguridade Participacoes SA	3,600	18,386
Centrais Eletricas Brasileiras SA	1,800	14,811
Cia Siderurgica Nacional SA	3,500	14,895
Petroleo Brasileiro SA	19,500	132,723
Vale SA	35,232	598,893

		1,176,658

Chile 1.4%
Banco de Chile	235,530	23,518
Banco Santander Chile	343,791	16,541
Cencosud SA	151,380	242,312
Falabella SA	87,987	247,114

		529,485

China 28.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	18,400	65,751
Agricultural Bank of China Ltd. (Class H Stock)	139,000	52,243
Alibaba Group Holding Ltd.*	68,900	849,516
Aluminum Corp. of China Ltd. (Class H Stock)*	24,000	11,153
Baidu, Inc., ADR*	1,500	186,255
Bank of Beijing Co. Ltd. (Class A Stock)	11,300	7,747
Bank of Chengdu Co. Ltd. (Class A Stock)	25,800	64,696
Bank of China Ltd. (Class H Stock)	1,114,000	437,758
Bank of Jiangsu Co. Ltd. (Class A Stock)	59,100	64,718
Bank of Nanjing Co. Ltd. (Class A Stock)	14,400	24,976
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	54,000	52,106
Beijing Enterprises Holdings Ltd.	2,500	8,455
Beijing United Information Technology Co. Ltd. (Class A Stock)	3,600	51,856
BYD Co. Ltd. (Class H Stock)	13,000	379,627
China CITIC Bank Corp. Ltd. (Class H Stock)	318,000	161,592
China Construction Bank Corp. (Class H Stock)	714,000	504,335
China Feihe Ltd., 144A	20,000	19,016
China Galaxy Securities Co. Ltd. (Class H Stock)	18,000	9,798
China Hongqiao Group Ltd.	12,000	15,016
China International Capital Corp. Ltd. (Class H Stock), 144A	7,200	14,462
China Life Insurance Co. Ltd. (Class H Stock)	39,000	56,602

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)
China Medical System Holdings Ltd.	137,000	$197,186
China Meidong Auto Holdings Ltd.	2,000	6,551
China Merchants Bank Co. Ltd. (Class H Stock)	25,000	151,092
China Merchants Port Holdings Co. Ltd.	8,000	13,943
China Molybdenum Co. Ltd. (Class H Stock)	21,000	10,357
China Overseas Land & Investment Ltd.	22,000	67,919
China Overseas Property Holdings Ltd.	140,000	165,332
China Pacific Insurance Group Co. Ltd. (Class H Stock)	13,800	30,310
China Petroleum & Chemical Corp. (Class H Stock)	126,000	61,793
China Railway Group Ltd. (Class H Stock)	18,000	12,573
China Resources Land Ltd.	18,000	80,329
China Resources Mixc Lifestyle Services Ltd., 144A	1,800	8,679
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (Class A Stock)	8,800	48,411
China Shenhua Energy Co. Ltd. (Class H Stock)	109,500	350,013
China Traditional Chinese Medicine Holdings Co. Ltd.	14,000	6,838
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	96,000	55,672
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	3,900	55,164
CIFI Holdings Group Co. Ltd.	22,000	10,643
CITIC Ltd.	31,000	31,998
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	800	48,361
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	166,350	259,152
COSCO SHIPPING Ports Ltd.	10,000	7,127
CSPC Pharmaceutical Group Ltd.	45,200	46,392
Daqin Railway Co. Ltd. (Class A Stock)	52,800	52,782
FAW Jiefang Group Co. Ltd. (Class A Stock)	5,800	7,056
G-bits Network Technology Xiamen Co. Ltd. (Class A Stock)	1,100	55,336
Guanghui Energy Co. Ltd. (Class A Stock)*	45,500	60,172
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class A Stock)	12,800	55,700
Guotai Junan Securities Co. Ltd. (Class A Stock)	23,600	51,411
Hengan International Group Co. Ltd.	4,000	18,923
Huafon Chemical Co. Ltd. (Class A Stock)	39,500	45,956
Huaxia Bank Co. Ltd. (Class A Stock)	72,000	58,845
Huayu Automotive Systems Co. Ltd. (Class A Stock)	13,400	39,217
Hunan Valin Steel Co. Ltd. (Class A Stock)	12,900	11,220
Industrial & Commercial Bank of China Ltd. (Class H Stock)	787,000	478,984
Industrial Bank Co. Ltd. (Class A Stock)	23,200	71,173
Industrial Securities Co. Ltd. (Class A Stock)	22,800	22,144
Intco Medical Technology Co. Ltd. (Class A Stock)*	7,050	30,359
JD.com, Inc., ADR*	3,500	215,810
JD.com, Inc. (Class A Stock)*	1,195	38,688
Jiangxi Copper Co. Ltd. (Class H Stock)	6,000	9,391
JOYY, Inc., ADR	400	15,828

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)
Kingsoft Corp. Ltd.	4,200	$12,638
Kunlun Energy Co. Ltd.	20,000	16,690
Kweichow Moutai Co. Ltd. (Class A Stock)	100	27,281
Lenovo Group Ltd.	38,000	36,686
Li Ning Co. Ltd.	31,500	246,675
Longfor Group Holdings Ltd., 144A	59,500	293,421
Meituan (Class B Stock), 144A*	7,400	157,337
Metallurgical Corp. of China Ltd. (Class A Stock)	104,900	54,659
NetEase, Inc., ADR	2,300	219,259
New China Life Insurance Co. Ltd. (Class H Stock)	86,100	217,903
New Oriental Education & Technology Group, Inc., ADR*	9,520	119,476
Oppein Home Group, Inc. (Class A Stock)	3,258	56,754
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	160,000	51,034
PetroChina Co. Ltd. (Class H Stock)	408,000	194,734
PICC Property & Casualty Co. Ltd. (Class H Stock)	130,000	132,608
Pinduoduo, Inc., ADR*	2,300	99,107
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	6,500	41,218
RiseSun Real Estate Development Co. Ltd. (Class A Stock)	86,900	48,652
SDIC Capital Co. Ltd. (Class A Stock)	7,200	6,904
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	28,600	73,930
Shanghai International Port Group Co. Ltd. (Class A Stock)	72,261	63,906
Shanxi Taigang Stainless Steel Co. Ltd. (Class A Stock)	55,100	48,867
Shimao Group Holdings Ltd.^	397,000	217,844
Sinotruk Hong Kong Ltd.	5,000	6,046
Sunac China Holdings Ltd.^	16,000	9,035
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	960	47,901
TAL Education Group, ADR*	80,600	273,234
TBEA Co. Ltd. (Class A Stock)	12,400	35,749
Tencent Holdings Ltd.	24,600	1,156,870
Want Want China Holdings Ltd.	25,000	22,538
Weibo Corp., ADR*	8,400	194,376
Wuxi Shangji Automation Co. Ltd. (Class A Stock)	2,400	43,503
Xiamen C & D, Inc. (Class A Stock)	27,400	59,323
Yankuang Energy Group Co. Ltd. (Class H Stock)	18,000	50,991
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Class A Stock)	200	9,137
Zhongsheng Group Holdings Ltd.	36,500	240,826

		10,689,620

Colombia 0.1%
Bancolombia SA	1,330	13,045

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Colombia (cont’d.)
Ecopetrol SA	25,146	$20,368
Interconexion Electrica SA ESP	2,256	12,403

		45,816

Czech Republic 0.0%
Komercni Banka A/S	396	13,036

Greece 1.3%
Eurobank Ergasias Services and Holdings SA*	14,166	14,513
Hellenic Telecommunications Organization SA	12,940	249,038
JUMBO SA	10,535	171,252
OPAP SA	2,867	42,365

		477,168

Hong Kong 0.1%
Sino Biopharmaceutical Ltd.	53,000	27,809

Hungary 0.1%
MOL Hungarian Oil & Gas PLC	1,862	15,772
Richter Gedeon Nyrt	840	16,734

		32,506

India 12.7%
Asian Paints Ltd.	2,090	88,082
Aurobindo Pharma Ltd.	1,574	12,851
Avenue Supermarts Ltd., 144A*	520	26,584
Bajaj Finance Ltd.	416	35,847
Bharat Electronics Ltd.	6,052	18,722
Cipla Ltd.	23,027	294,452
Colgate-Palmolive India Ltd.	658	14,206
Dabur India Ltd.	3,224	23,329
Divi’s Laboratories Ltd.	692	40,613
DLF Ltd.	3,256	15,698
Dr. Reddy’s Laboratories Ltd.	600	32,295
GAIL India Ltd.	9,078	18,763
HCL Technologies Ltd.	5,720	79,754
Hindalco Industries Ltd.	44,580	277,847
Hindustan Petroleum Corp. Ltd.	3,824	13,416
Housing Development Finance Corp. Ltd.	925	26,727
ICICI Bank Ltd.	5,025	48,259
Indian Oil Corp. Ltd.	10,829	17,695
Info Edge India Ltd.	654	39,336

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)
Infosys Ltd., ADR	17,700	$351,699
ITC Ltd.	96,831	326,889
JSW Steel Ltd.	4,900	46,061
Larsen & Toubro Infotech Ltd., 144A	326	20,410
Larsen & Toubro Ltd.	1,088	23,923
Maruti Suzuki India Ltd.	266	26,609
Mindtree Ltd.	336	15,430
Mphasis Ltd.	486	17,849
NTPC Ltd.	157,822	319,478
Oil & Natural Gas Corp. Ltd.	13,394	27,838
Page Industries Ltd.	464	275,227
Power Grid Corp. of India Ltd.	63,844	189,487
Reliance Industries Ltd.	6,870	248,342
SRF Ltd.	814	26,511
State Bank of India	19,462	124,814
Sun Pharmaceutical Industries Ltd.	27,369	330,133
Tata Consultancy Services Ltd.	9,518	438,855
Tata Steel Ltd.	18,775	308,765
Tech Mahindra Ltd.	5,064	82,574
Titan Co. Ltd.	9,240	294,418
Torrent Pharmaceuticals Ltd.	266	9,740
United Spirits Ltd.*	1,518	17,008
UPL Ltd.	2,607	27,938
Wipro Ltd.	7,475	49,249

		4,723,723

Indonesia 3.3%
Adaro Energy Indonesia Tbk PT	72,000	16,584
Astra International Tbk PT	686,200	358,292
Bank Central Asia Tbk PT	212,700	118,205
Bank Mandiri Persero Tbk PT	94,500	58,288
Gudang Garam Tbk PT	20,100	42,522
Indofood Sukses Makmur Tbk PT	610,000	265,200
Kalbe Farma Tbk PT	122,200	13,817
Telkom Indonesia Persero Tbk PT	1,085,000	345,174
Unilever Indonesia Tbk PT	40,500	10,834

		1,228,916

Malaysia 0.3%
Axiata Group Bhd	14,400	11,587
Hartalega Holdings Bhd	9,900	10,000
Hong Leong Bank Bhd	3,400	16,329
IOI Corp. Bhd	12,800	13,725

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Malaysia (cont’d.)
Kuala Lumpur Kepong Bhd	2,200	$14,875
Petronas Chemicals Group Bhd	12,400	29,075
PPB Group Bhd	3,300	13,007
Sime Darby Plantation Bhd	9,900	11,888

		120,486

Mexico 0.6%
Arca Continental SAB de CV	2,600	16,521
Fibra Uno Administracion SA de CV, REIT	16,800	18,359
Gruma SAB de CV (Class B Stock)	1,080	12,863
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	1,120	24,424
Grupo Financiero Banorte SAB de CV (Class O Stock)	5,900	38,887
Grupo Financiero Inbursa SAB de CV (Class O Stock)*	11,600	19,708
Orbia Advance Corp. SAB de CV	5,400	12,982
Wal-Mart de Mexico SAB de CV	27,000	95,700

		239,444

Peru 0.4%
Southern Copper Corp.	2,300	143,221

Philippines 0.9%
BDO Unibank, Inc.	10,240	25,321
International Container Terminal Services, Inc.	67,880	279,364
Jollibee Foods Corp.	2,520	10,346
PLDT, Inc.	420	14,796

		329,827

Poland 0.5%
Powszechny Zaklad Ubezpieczen SA	25,030	172,949

Qatar 0.8%
Industries Qatar QSC	55,624	287,402

Russia 0.0%
Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC^	2,762	—
Magnit PJSC, GDR^	8,583	1
PhosAgro PJSC, GDR (XSTU)^	4	—
PhosAgro PJSC, GDR (XLON)^	698	—
Rosneft Oil Co. PJSC^	5,856	—

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Russia (cont’d.)
Sberbank of Russia PJSC, ADR^	13,841	$2
Surgutneftegas PJSC^	38,400	—

		3

Saudi Arabia 2.7%
Al Rajhi Bank	880	41,387
Bank Al-Jazira	2,180	18,336
Etihad Etisalat Co.	10,343	118,968
Riyad Bank	13,500	146,417
SABIC Agri-Nutrients Co.	1,071	46,512
Sahara International Petrochemical Co.	1,794	27,284
Saudi Arabian Mining Co.*	2,205	80,689
Saudi Arabian Oil Co., 144A	6,784	81,152
Saudi Basic Industries Corp.	11,497	401,149
Saudi Electricity Co.	3,780	27,209
Saudi Kayan Petrochemical Co.*	3,703	18,599

		1,007,702

South Africa 3.3%
Absa Group Ltd.	15,570	168,101
African Rainbow Minerals Ltd.	680	11,296
Anglo American Platinum Ltd.	276	30,728
Bidvest Group Ltd. (The)	1,500	20,554
FirstRand Ltd.	83,251	358,590
Impala Platinum Holdings Ltd.	14,779	192,328
Kumba Iron Ore Ltd.	5,401	179,733
Mr. Price Group Ltd.	1,400	19,075
MultiChoice Group	1,918	15,614
Nedbank Group Ltd.	2,448	34,146
Northam Platinum Holdings Ltd.*	1,791	21,371
Old Mutual Ltd.	27,166	21,714
Pepkor Holdings Ltd., 144A	6,747	9,156
Shoprite Holdings Ltd.	2,569	37,120
Sibanye Stillwater Ltd.	16,296	57,002
SPAR Group Ltd. (The)	1,008	10,568
Woolworths Holdings Ltd.	5,373	20,139

		1,207,235

South Korea 12.9%
BNK Financial Group, Inc.	35,730	221,836
Cheil Worldwide, Inc.	13,221	262,959
CJ CheilJedang Corp.	44	13,684

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)
Coway Co. Ltd.	254	$14,245
DB Insurance Co. Ltd.	758	40,396
E-MART, Inc.	101	10,439
F&F Co. Ltd.	230	25,349
Hana Financial Group, Inc.	8,763	326,383
Hankook Tire & Technology Co. Ltd.	393	10,777
Hyundai Glovis Co. Ltd.	97	15,960
Hyundai Steel Co.	437	14,818
Industrial Bank of Korea	1,330	11,801
KB Financial Group, Inc.	3,606	165,823
Kia Corp.	5,624	367,395
Korea Investment Holdings Co. Ltd.	3,609	200,365
KT&G Corp.	607	39,755
Kumho Petrochemical Co. Ltd.	786	95,528
LG Corp.	465	26,947
LG Display Co. Ltd.	1,189	15,508
LG Energy Solution*	112	36,387
LG Innotek Co. Ltd.	974	265,197
LG Uplus Corp.	1,254	13,837
Mirae Asset Securities Co. Ltd.	5,350	33,854
NH Investment & Securities Co. Ltd.	824	7,049
Pan Ocean Co. Ltd.	1,298	6,776
POSCO Holdings, Inc.	404	91,744
Samsung C&T Corp.	252	22,807
Samsung Electro-Mechanics Co. Ltd.	305	39,389
Samsung Electronics Co. Ltd.	29,259	1,551,823
Samsung Engineering Co. Ltd.*	1,516	30,724
Samsung Fire & Marine Insurance Co. Ltd.	124	20,531
Samsung Securities Co. Ltd.	4,415	138,084
Seegene, Inc.	285	9,125
SK Hynix, Inc.	5,329	463,603
SK Square Co. Ltd.*	528	21,569
SK, Inc.	219	45,776
Woori Financial Group, Inc.	10,332	119,815

		4,798,058

Taiwan 12.8%
Acer, Inc.	16,000	14,799
Advantech Co. Ltd.	3,000	36,973
ASE Technology Holding Co. Ltd.	18,000	56,944
Asustek Computer, Inc.	25,000	299,972
Cathay Financial Holding Co. Ltd.	41,000	85,815
China Development Financial Holding Corp.	71,000	42,583
Chunghwa Telecom Co. Ltd.	35,000	155,050

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont’d.)
Compal Electronics, Inc.	11,000	$8,236
E Ink Holdings, Inc.	5,000	28,622
Evergreen Marine Corp. Taiwan Ltd.	60,000	287,605
Far EasTone Telecommunications Co. Ltd.	8,000	22,373
Fubon Financial Holding Co. Ltd.	41,060	102,789
Lite-On Technology Corp.	11,000	23,994
MediaTek, Inc.	10,000	276,551
Micro-Star International Co. Ltd.	4,000	16,078
Nan Ya Plastics Corp.	27,000	78,699
Nan Ya Printed Circuit Board Corp.	2,000	26,776
Nanya Technology Corp.	7,000	15,314
Novatek Microelectronics Corp.	3,000	39,506
Pegatron Corp.	12,000	28,397
Quanta Computer, Inc.	14,000	39,444
Realtek Semiconductor Corp.	3,000	40,627
Synnex Technology International Corp.	8,000	20,749
Taiwan Cooperative Financial Holding Co. Ltd.	48,000	46,025
Taiwan Mobile Co. Ltd.	10,000	36,676
Taiwan Semiconductor Manufacturing Co. Ltd.	140,000	2,522,265
Unimicron Technology Corp.	7,000	49,042
United Microelectronics Corp.	89,000	140,819
Vanguard International Semiconductor Corp.	18,000	62,948
Wan Hai Lines Ltd.	4,400	21,303
Winbond Electronics Corp.	47,000	42,344
WPG Holdings Ltd.	8,000	14,653
Yang Ming Marine Transport Corp.*	8,000	33,416
Zhen Ding Technology Holding Ltd.	4,000	14,143

		4,731,530

Thailand 2.4%
Advanced Info Service PCL	37,300	232,910
Central Retail Corp. PCL	9,600	10,924
Charoen Pokphand Foods PCL	20,000	14,014
Home Product Center PCL	30,000	13,040
Land & Houses PCL	219,300	60,802
Minor International PCL*	16,800	16,970
PTT Global Chemical PCL	95,600	138,184
PTT Oil & Retail Business PCL	16,000	11,632
Sri Trang Gloves Thailand PCL(a)	215,600	152,625
Thai Union Group PCL	476,000	234,402

		885,503

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Turkey 1.5%
Akbank TAS	423,423	$252,835
BIM Birlesik Magazalar A/S	2,542	14,262
Ford Otomotiv Sanayi A/S	447	8,977
KOC Holding A/S	4,214	11,324
Turkcell Iletisim Hizmetleri A/S	6,468	9,415
Turkiye Is Bankasi A/S (Class C Stock)	384,466	270,721

		567,534

United Arab Emirates 1.3%
Abu Dhabi Commercial Bank PJSC	13,920	38,519
Abu Dhabi Islamic Bank PJSC	92,800	221,151
Aldar Properties PJSC	20,874	31,993
Dubai Islamic Bank PJSC	15,538	27,200
Emaar Properties PJSC	18,075	31,131
First Abu Dhabi Bank PJSC	22,738	138,985

		488,979

United States 0.5%
JBS SA	16,000	122,655
Parade Technologies Ltd.	1,000	47,579

		170,234

TOTAL COMMON STOCKS (cost $31,220,630)		34,094,844

PREFERRED STOCKS 4.3%

Brazil 3.6%
Braskem SA (PRFC A)	26,800	218,565
Cia Energetica de Minas Gerais (PRFC)	65,845	200,440
Cia Paranaense de Energia (PRFC B)	95,600	143,672
Gerdau SA (PRFC)	7,100	40,541
Itau Unibanco Holding SA (PRFC)	25,200	122,026
Itausa SA (PRFC)	112,800	210,590
Petroleo Brasileiro SA (PRFC)	65,800	405,797

		1,341,631

Colombia 0.1%
Bancolombia SA (PRFC)	2,415	23,430

See Notes to Financial Statements.

18

Description			Shares	Value

PREFERRED STOCKS (Continued)

Russia 0.0%
Surgutneftegas PJSC (PRFC)^			38,200	$—

South Korea 0.6%
Hyundai Motor Co. (2nd PRFC)			200	14,743
Hyundai Motor Co. (PRFC)			128	9,394
LG Chem Ltd. (PRFC)			42	8,277
Samsung Electronics Co. Ltd. (PRFC)			4,350	201,909

				234,323

TOTAL PREFERRED STOCKS (cost $1,448,742)				1,599,384

TOTAL LONG-TERM INVESTMENTS (cost $32,669,372)				35,694,228

SHORT-TERM INVESTMENTS 3.8%

AFFILIATED MUTUAL FUND 0.6%
PGIM Institutional Money Market Fund (cost $203,273; includes $203,205 of cash collateral for securities on loan)(b)(wa)			203,456	203,294

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.3%
U.S. Treasury Bills (cost $119,930)	0.461%	06/16/22	120	119,933

			Shares

UNAFFILIATED FUND 2.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,083,723)			1,083,723	1,083,723

TOTAL SHORT-TERM INVESTMENTS (cost $1,406,926)				1,406,950

TOTAL INVESTMENTS 100.0% (cost $34,076,298)				37,101,178
Other assets in excess of liabilities(z) 0.0%				16,060

NET ASSETS 100.0%				$37,117,238

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

UTS—Unit Trust Security

XLON—London Stock Exchange

XSTU—Stuttgart Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $226,882 and 0.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $185,796; cash collateral of $203,205 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
24	Mini MSCI Emerging Markets Index	Jun. 2022	$1,268,880	$(38,501)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Morgan Stanley & Co. LLC	$—	$119,933

See Notes to Financial Statements.

20

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$1,176,658	$—	$—
Chile	529,485	—	—
China	1,323,345	9,139,396	226,879
Colombia	45,816	—	—
Czech Republic	—	13,036	—
Greece	—	477,168	—
Hong Kong	—	27,809	—
Hungary	—	32,506	—
India	351,699	4,372,024	—
Indonesia	—	1,228,916	—
Malaysia	—	120,486	—
Mexico	239,444	—	—
Peru	143,221	—	—
Philippines	—	329,827	—
Poland	—	172,949	—
Qatar	—	287,402	—
Russia	—	—	3
Saudi Arabia	—	1,007,702	—
South Africa	—	1,207,235	—
South Korea	—	4,798,058	—
Taiwan	—	4,731,530	—
Thailand	—	885,503	—
Turkey	—	567,534	—
United Arab Emirates	—	488,979	—
United States	122,655	47,579	—
Preferred Stocks
Brazil	1,341,631	—	—
Colombia	23,430	—	—
Russia	—	—	—
South Korea	—	234,323	—
Short-Term Investments
Affiliated Mutual Fund	203,294	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Treasury Obligation	$—	$119,933	$—
Unaffiliated Fund	1,083,723	—	—

Total	$6,584,401	$30,289,895	$226,882

Other Financial Instruments*
Liabilities
Futures Contracts	$(38,501)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Banks	15.1%
Semiconductors & Semiconductor Equipment	10.0
Metals & Mining	6.1
Technology Hardware, Storage & Peripherals	6.0
Oil, Gas & Consumable Fuels	4.8
Interactive Media & Services	4.3
Internet & Direct Marketing Retail	3.7
Chemicals	3.4
Automobiles	3.2
Pharmaceuticals	3.0
Unaffiliated Fund	2.9
IT Services	2.8
Real Estate Management & Development	2.8
Insurance	2.8
Textiles, Apparel & Luxury Goods	2.3
Diversified Telecommunication Services	2.1
Food Products	2.0
Marine	1.6
Electric Utilities	1.6
Capital Markets	1.3
Electronic Equipment, Instruments & Components	1.3
Specialty Retail	1.3
Industrial Conglomerates	1.2
Wireless Telecommunication Services	1.2
Food & Staples Retailing	1.2

Tobacco	1.1%
Diversified Consumer Services	1.1
Transportation Infrastructure	1.0
Diversified Financial Services	1.0
Entertainment	1.0
Independent Power & Renewable Electricity Producers	0.9
Media	0.8
Multiline Retail	0.7
Affiliated Mutual Fund (0.5% represents investments purchased with collateral from securities on loan)	0.6
Health Care Equipment & Supplies	0.5
Electrical Equipment	0.5
Beverages	0.4
Construction & Engineering	0.3
U.S. Treasury Obligation	0.3
Trading Companies & Distributors	0.3
Household Durables	0.2
Hotels, Restaurants & Leisure	0.2
Biotechnology	0.2
Personal Products	0.2
Road & Rail	0.1
Auto Components	0.1
Machinery	0.1
Gas Utilities	0.1

See Notes to Financial Statements.

22

Industry Classification (continued):

Life Sciences Tools & Services	0.1%
Consumer Finance	0.1
Thrifts & Mortgage Finance	0.1
Aerospace & Defense	0.0	*
Equity Real Estate Investment Trusts (REITs)	0.0	*
Air Freight & Logistics	0.0	*
Household Products	0.0	*

	100.0
Other assets in excess of liabilities	0.0	*

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	38,501	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(215,395)

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$2,351

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$1,273,547

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$185,796	$(185,796)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Investments at value, including securities on loan of $185,796:
Unaffiliated investments (cost $33,873,025)	$36,897,884
Affiliated investments (cost $203,273)	203,294
Foreign currency, at value (cost $39,527)	39,074
Receivable for Fund shares sold	198,878
Dividends receivable	130,671
Due from broker—variation margin futures	5,160
Tax reclaim receivable	336
Prepaid expenses and other assets	13,982

Total Assets	37,489,279

Liabilities
Payable to broker for collateral for securities on loan	203,205
Foreign capital gains tax liability accrued	61,564
Custodian and accounting fees payable	34,852
Payable for Fund shares purchased	33,839
Accrued expenses and other liabilities	23,111
Management fee payable	14,776
Trustees’ fees payable	609
Affiliated transfer agent fee payable	85

Total Liabilities	372,041

Net Assets	$37,117,238

Net assets were comprised of:
Shares of beneficial interest, at par	$3,247
Paid-in capital in excess of par	34,435,076
Total distributable earnings (loss)	2,678,915

Net assets, April 30, 2022	$37,117,238

Class R6
Net asset value, offering price and redemption price per share,
($37,117,238 ÷ 3,247,283 shares of beneficial interest issued and outstanding)	$11.43

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	25

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $78,113 foreign withholding tax)	$636,271
Income from securities lending, net (including affiliated income of $369)	34,142
Affiliated dividend income	251

Total income	670,664

Expenses
Management fee	150,946
Custodian and accounting fees	63,046
Audit fee	16,017
Fund data services	13,504
Legal fees and expenses	9,750
Pricing fees	5,300
Trustees’ fees	4,795
Shareholders’ reports	4,248
Transfer agent’s fees and expenses (including affiliated expense of $201)	212
Registration fees	124
Miscellaneous	13,286

Total expenses	281,228
Less: Fee waiver and/or expense reimbursement	(39,304)

Net expenses	241,924

Net investment income (loss)	428,740

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(124)) (net of foreign capital gains taxes $(15,621))	(198,039)
Futures transactions	(215,395)
Foreign currency transactions	(14,115)

(427,549)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $21) (net of change in foreign capital gains taxes $35,715)	(3,141,046)
Futures	2,351
Foreign currencies	(2,010)

(3,140,705)

Net gain (loss) on investment and foreign currency transactions	(3,568,254)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(3,139,514)

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$428,740	$966,487
Net realized gain (loss) on investment and foreign currency transactions	(427,549)	4,026,832
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,140,705)	(509,016)

Net increase (decrease) in net assets resulting from operations	(3,139,514)	4,484,303

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,396,789)	(567,424)

Fund share transactions
Net proceeds from shares sold	2,717,188	11,048,336
Net asset value of shares issued in reinvestment of dividends and distributions	1,396,789	567,424
Cost of shares purchased	(4,353,104)	(9,693,559)

Net increase (decrease) in net assets from Fund share transactions	(239,127)	1,922,201

Total increase (decrease)	(4,775,430)	5,839,080

Net Assets:
Beginning of period	41,892,668	36,053,588

End of period	$37,117,238	$41,892,668

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	27

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended April 30, 2022		Year Ended October 31,				November 29, 2016(a) through October 31, 2017
			2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.83		$11.61	$11.14	$10.84	$13.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.29	0.18	0.19	0.20	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.11)		1.11	0.53	0.43	(1.71)	3.09
Total from investment operations	(0.98)		1.40	0.71	0.62	(1.51)	3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.18)	(0.24)	(0.21)	(0.17)	(0.04)
Distributions from net realized gains	(0.08)		-	-	(0.11)	(0.69)	-
Total dividends and distributions	(0.42)		(0.18)	(0.24)	(0.32)	(0.86)	(0.04)
Net asset value, end of period	$11.43		$12.83	$11.61	$11.14	$10.84	$13.21
Total Return(c):	(7.86)%		12.08%	6.42%	5.82%	(12.31)%	32.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,117		$41,893	$36,054	$29,804	$27,145	$28,470
Average net assets (000)	$40,586		$45,007	$32,007	$28,694	$29,759	$24,017
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.20	%(e)	1.20%	1.20%	1.20%	1.20%	1.20	%(e)
Expenses before waivers and/or expense reimbursement	1.40	%(e)	1.42%	1.53%	1.70%	1.54%	1.74	%(e)
Net investment income (loss)	2.13	%(e)	2.15%	1.66%	1.71%	1.56%	1.49	%(e)
Portfolio turnover rate(f)	45%		108%	106%	117%	118%	102%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Emerging Markets Equity Fund (formerly known as PGIM QMA Emerging Markets Equity Fund) (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Quant Solutions Emerging Markets Equity Fund	29

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based

30

on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

PGIM Quant Solutions Emerging Markets Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

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Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by

PGIM Quant Solutions Emerging Markets Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

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Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% of average daily net assets.	0.75%

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitation attributable to below class is:

Class	Expense Limitations
R6	1.20%

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

PGIM Quant Solutions Emerging Markets Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$17,525,867	$18,697,267

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$1,210,487	$3,528,038	$4,738,525	$—	$—	$—	—	$251

PGIM Institutional Money Market Fund(1)(b)(wa)
718,364	649,456	1,164,423	21	(124)	203,294	203,456	369	(2)
$1,928,851	$4,177,494	$5,902,948	$21	$(124)	$203,294		$620

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

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6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$34,251,787	$6,073,380	$(3,262,490)	$2,810,890

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.   Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	3,247,283	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	3	84.1%
Unaffiliated	—	—

PGIM Quant Solutions Emerging Markets Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2022:
Shares sold	223,112	$ 2,717,188
Shares issued in reinvestment of dividends and distributions	113,009	1,396,789
Shares purchased	(352,918)	(4,353,104)
Net increase (decrease) in shares outstanding	(16,797)	$ (239,127)

Year ended October 31, 2021:
Shares sold	816,485	$11,048,336
Shares issued in reinvestment of dividends and distributions	44,714	567,424
Shares purchased	(703,162)	(9,693,559)
Net increase (decrease) in shares outstanding	158,037	$ 1,922,201

8.   Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

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The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 1 days that the Fund had loans outstanding during the period was approximately $585,000, borrowed at a weighted average interest rate of 1.30%. The maximum loan outstanding amount during the period was $585,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies

PGIM Quant Solutions Emerging Markets Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

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Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

PGIM Quant Solutions Emerging Markets Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

42

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies.

PGIM Quant Solutions Emerging Markets Equity Fund	43

Notes to Financial Statements (unaudited) (continued)

Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Value Style Risk: Since the Fund may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.   Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

44

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Emerging Markets Equity Fund	45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND

SHARE CLASS	R6
NASDAQ	PQEMX
CUSIP	74440E706

MF244E2

PGIM QUANT SOLUTIONS INTERNATIONAL

DEVELOPED MARKETS INDEX FUND

Formerly known as PGIM QMA International Developed Markets Index Fund

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Table of Contents

Letter from the President	3

Your Fund’s Performance	4

Fees and Expenses	6

Holdings and Financial Statements	9

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions International Developed Markets Index Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions International Developed Markets Index Fund

June 15, 2022

PGIM Quant Solutions International Developed Markets Index Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	-13.19	-10.52	4.34	6.42 (11/17/2016)

FTSE Developed Markets Ex-North America Net Index

	-11.94	-9.29	4.86	7.03

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definition

FTSE Developed Markets Ex-North America Net Index—The FTSE Developed Markets Ex-North America Net Index is a part of a range of indexes designed to help investors benchmark their international investments. The index comprises large- and mid-cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	Country	% of Net Assets

iShares MSCI EAFE ETF	Exchange Traded Funds	United States	2.5%

Nestle SA	Food Products	Switzerland	2.0%

Roche Holding AG	Pharmaceuticals	Switzerland	1.5%

Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	1.4%

ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	1.2%

Toyota Motor Corp.	Automobiles	Japan	1.2%

Shell plc	Oil, Gas & Consumable Fuels	Netherlands	1.2%

AstraZeneca plc	Pharmaceuticals	United Kingdom	1.1%

Novartis AG	Pharmaceuticals	Switzerland	1.0%

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	1.0%

Holdings reflect only long-term investments and are subject to change.

PGIM Quant Solutions International Developed Markets Index Fund    5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

6    Visit our website at pgim.com/investments

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions International Developed Markets Index Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6 Actual	$1,000.00	$ 868.10	0.31%	$1.44

Hypothetical	$1,000.00	$1,023.30	0.31%	$1.56

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Quant Solutions International Developed Markets Index Fund    7

Schedule of Investments  (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 96.2%

COMMON STOCKS 93.0%

Australia 8.2%

Adbri Ltd.	1,446	$2,940
AGL Energy Ltd.	2,640	16,023
Allkem Ltd.*	2,324	19,310
ALS Ltd.	2,006	18,038
Altium Ltd.	469	10,550
Alumina Ltd.	10,963	13,668
AMP Ltd.*	13,150	10,559
Ampol Ltd.	969	22,736
Ansell Ltd.	526	10,047
APA Group	4,752	38,096
Appen Ltd.	437	1,992
Aristocrat Leisure Ltd.	2,694	62,177
ASX Ltd.	779	46,954
Atlas Arteria Ltd.	4,006	19,377
Aurizon Holdings Ltd.	7,377	20,823
Australia & New Zealand Banking Group Ltd.	11,338	215,188
Bank of Queensland Ltd.	2,651	14,987
Beach Energy Ltd.	7,103	8,105
Bendigo & Adelaide Bank Ltd.	2,338	17,385
BHP Group Ltd.	20,331	674,866
BlueScope Steel Ltd.	1,972	28,093
Boral Ltd.	1,710	4,279
Brambles Ltd.	5,776	42,094
carsales.com Ltd.	1,140	16,825
Challenger Ltd.	2,694	13,580
Charter Hall Group, REIT	1,994	21,447
Cleanaway Waste Management Ltd.	5,481	12,205
Cochlear Ltd.	258	41,743
Coles Group Ltd.	5,107	66,962
Commonwealth Bank of Australia	6,907	500,129
Computershare Ltd.	2,163	37,990
Crown Resorts Ltd.*	1,446	13,057
CSL Ltd.	1,922	367,093
CSR Ltd.	2,068	8,833
Deterra Royalties Ltd.	1,608	5,437
Dexus, REIT	4,332	33,636
Domain Holdings Australia Ltd.	938	2,269
Domino’s Pizza Enterprises Ltd.	249	13,056
Downer EDI Ltd.	2,850	10,958
EBOS Group Ltd.	435	11,854
Endeavour Group Ltd.	5,106	27,812
Evolution Mining Ltd.	7,241	20,387
Flight Centre Travel Group Ltd.*	594	9,253

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)

Fortescue Metals Group Ltd.	6,402	$96,400
Glencore PLC*	52,791	323,427
Goodman Group, REIT	7,381	122,637
GPT Group (The), REIT	7,716	27,356
Harvey Norman Holdings Ltd.	2,351	8,353
IDP Education Ltd.	778	14,431
IGO Ltd.	2,596	23,398
Iluka Resources Ltd.	1,737	13,488
Incitec Pivot Ltd.	7,891	21,084
Insignia Financial Ltd.	3,018	7,211
Insurance Australia Group Ltd.	10,413	33,056
JB Hi-Fi Ltd.	462	17,059
Lendlease Corp. Ltd.	2,817	23,973
Lynas Rare Earths Ltd.*	3,618	22,756
Macquarie Group Ltd.	1,397	199,937
Magellan Financial Group Ltd.	531	5,982
Medibank Private Ltd.	11,835	26,554
Metcash Ltd.	3,744	12,530
Mineral Resources Ltd.	572	22,992
Mirvac Group, REIT	15,843	26,617
National Australia Bank Ltd.	13,053	292,350
Newcrest Mining Ltd.	3,611	67,731
NEXTDC Ltd.*	1,893	14,732
Northern Star Resources Ltd.	4,578	31,548
Nufarm Ltd.	1,263	5,652
Orica Ltd.	1,682	19,180
Origin Energy Ltd.	7,072	33,629
Orora Ltd.	3,409	9,532
OZ Minerals Ltd.	1,307	22,602
Perpetual Ltd.	224	5,132
Pilbara Minerals Ltd.*	10,582	20,498
Platinum Asset Management Ltd.	2,149	2,807
Pro Medicus Ltd.	163	5,336
Qantas Airways Ltd.*	2,994	11,619
QBE Insurance Group Ltd.	5,933	50,725
Qube Holdings Ltd.	6,019	12,392
Ramsay Health Care Ltd.	703	39,778
REA Group Ltd.	205	18,297
Reece Ltd.	1,111	13,414
Rio Tinto Ltd.	1,494	117,150
Rio Tinto PLC	4,373	308,687
Santos Ltd.	12,366	68,777
Scentre Group, REIT	20,887	43,529
SEEK Ltd.	1,403	27,398

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)

Seven Group Holdings Ltd.	585	$8,140
Shopping Centres Australasia Property Group, REIT	5,212	11,090
Sonic Healthcare Ltd.	1,922	49,489
South32 Ltd.	18,785	62,150
Star Entertainment Group Ltd. (The)*	3,956	8,701
Stockland, REIT	9,606	27,666
Suncorp Group Ltd.	5,082	40,673
Tabcorp Holdings Ltd.	8,373	31,890
Telstra Corp. Ltd.	16,562	46,774
TPG Telecom Ltd.	1,473	6,035
Transurban Group	12,243	122,525
Treasury Wine Estates Ltd.	3,102	24,456
Vicinity Centres, REIT	15,439	19,825
Washington H Soul Pattinson & Co. Ltd.	1,090	21,101
Wesfarmers Ltd.	4,557	157,840
Westpac Banking Corp.	14,095	235,517
Whitehaven Coal Ltd.	3,475	11,822
WiseTech Global Ltd.	635	19,690
Woodside Petroleum Ltd.	3,869	83,574
Woolworths Group Ltd.	4,870	131,738
Worley Ltd.	1,519	14,652

		5,979,897

Austria 0.3%

ams-OSRAM AG*	1,027	12,564
ANDRITZ AG	291	12,419
Erste Group Bank AG	1,237	38,289
Mondi PLC	1,950	36,656
OMV AG	571	29,304
Raiffeisen Bank International AG	535	6,061
Telekom Austria AG*	558	3,990
Verbund AG	265	28,387
voestalpine AG	497	13,018

		180,688

Belgium 0.8%

Ackermans & van Haaren NV	89	15,954
Ageas SA/NV	715	34,009
Anheuser-Busch InBev SA/NV	3,475	200,582
D’ieteren Group	96	15,549
Elia Group SA/NV	141	22,431
Etablissements Franz Colruyt NV	211	7,747
Groupe Bruxelles Lambert SA	409	38,701

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Belgium (cont’d.)

KBC Group NV	1,105	$75,228
Proximus SADP	562	9,810
Sofina SA	61	18,826
Solvay SA	278	26,269
Telenet Group Holding NV	174	5,186
UCB SA	486	55,225
Umicore SA	824	31,880
Warehouses De Pauw CVA, REIT	566	21,981

		579,378

Brazil 0.0%

Yara International ASA	654	33,246

Cambodia 0.0%

NagaCorp Ltd.	4,600	4,124

Chile 0.0%

Antofagasta PLC	1,392	26,645

China 0.7%

AAC Technologies Holdings, Inc.	3,200	7,418
BeiGene Ltd.*	2,600	33,168
BOC Hong Kong Holdings Ltd.	14,400	52,226
Budweiser Brewing Co. APAC Ltd., 144A	7,000	17,409
China Travel International Investment Hong Kong Ltd.*	16,000	2,894
Chow Tai Fook Jewellery Group Ltd.*	7,200	12,058
ESR Cayman Ltd., 144A*	6,600	20,004
FIH Mobile Ltd.*	7,000	868
HUTCHMED China Ltd.*	2,000	6,419
Kerry Logistics Network Ltd.	1,100	2,532
Lee & Man Paper Manufacturing Ltd.	6,000	2,875
Lenovo Group Ltd.	29,000	27,997
Microport Scientific Corp.	2,000	3,935
Minth Group Ltd.	3,300	7,821
MMG Ltd.*	10,000	4,241
Nexteer Automotive Group Ltd.	4,000	2,264
Prosus NV*	3,547	170,821
Shangri-La Asia Ltd.*	3,600	2,731
Shui On Land Ltd.	15,000	2,130
SITC International Holdings Co. Ltd.	4,000	13,312
Tingyi Cayman Islands Holding Corp.	8,400	15,431
Towngas Smart Energy Co. Ltd.*	6,000	2,971
Uni-President China Holdings Ltd.	4,600	4,042

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Want Want China Holdings Ltd.	22,000	$19,834
Wharf Holdings Ltd. (The)	5,000	14,622
Wilmar International Ltd.	8,400	26,754

		476,777

Denmark 2.3%

Ambu A/S (Class B Stock)	736	9,731
AP Moller - Maersk A/S (Class A Stock)	17	48,450
AP Moller - Maersk A/S (Class B Stock)	22	64,239
Carlsberg A/S (Class B Stock)	386	49,354
Chr Hansen Holding A/S	413	32,252
Coloplast A/S (Class B Stock)	535	72,649
Danske Bank A/S	2,652	40,858
Demant A/S*	433	19,036
DSV A/S	781	128,936
Genmab A/S*	238	84,121
GN Store Nord A/S	514	19,416
H. Lundbeck A/S	247	5,691
Novo Nordisk A/S (Class B Stock)	6,421	736,305
Novozymes A/S (Class B Stock)	798	55,677
Orsted A/S, 144A	758	84,682
Pandora A/S	374	33,167
ROCKWOOL A/S (Class B Stock)	26	7,325
Royal Unibrew A/S	198	17,176
SimCorp A/S	167	11,775
Tryg A/S	1,238	29,634
Vestas Wind Systems A/S	4,060	104,130

		1,654,604

Finland 1.1%

Elisa OYJ	577	33,780
Fortum OYJ	1,736	28,924
Huhtamaki OYJ	383	14,472
Kesko OYJ (Class B Stock)	1,084	27,161
Kojamo OYJ	784	15,466
Kone OYJ (Class B Stock)	1,580	76,014
Metso Outotec OYJ	2,437	20,824
Neste OYJ	1,674	72,005
Nokia OYJ*	22,670	115,897
Nokian Renkaat OYJ	557	7,373
Nordea Bank Abp	14,375	143,513
Orion OYJ (Class B Stock)	417	16,425
Sampo OYJ (Class A Stock)	2,034	98,778

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Finland (cont’d.)

Stora Enso OYJ (Class R Stock)	2,310	$45,394
UPM-Kymmene OYJ	2,145	73,664
Valmet OYJ	679	18,188
Wartsila OYJ Abp	1,961	15,718

		823,596

France 8.5%

Accor SA*	735	24,166
Adevinta ASA*	1,219	9,744
Aeroports de Paris*	117	16,513
Air Liquide SA	1,869	323,494
Airbus SE	2,238	244,384
ALD SA, 144A	293	3,985
Alstom SA	1,187	26,042
Amundi SA, 144A	235	14,192
Arkema SA	261	29,672
Atos SE	388	9,476
AXA SA	7,741	203,909
BioMerieux	187	17,678
BNP Paribas SA	4,304	222,781
Bollore SE	3,976	18,635
Bouygues SA	856	29,464
Bureau Veritas SA	1,141	32,979
Capgemini SE	644	131,064
Carrefour SA	2,495	52,717
Cie de L’Odet SE	2	2,306
Cie de Saint-Gobain	1,879	109,147
Cie Generale des Etablissements Michelin SCA	704	87,242
Cie Plastic Omnium SA	226	3,662
CNP Assurances	606	13,329
Covivio, REIT	206	14,689
Credit Agricole SA	4,874	52,625
Danone SA	2,416	145,937
Dassault Aviation SA	93	15,567
Dassault Systemes SE	2,678	118,314
Edenred	1,003	50,387
Eiffage SA	316	31,233
Electricite de France SA	2,498	22,609
Engie SA	6,674	78,966
EssilorLuxottica SA	1,187	203,219
Eurazeo SE	181	13,903
Faurecia SE	484	10,523
Gecina SA, REIT	207	23,341
Getlink SE	1,832	33,531

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)

Hermes International	124	$152,474
ICADE, REIT	132	7,867
Ipsen SA	144	14,918
JCDecaux SA*	282	5,999
Kering SA	295	157,113
Klepierre SA, REIT*	744	17,665
La Francaise des Jeux SAEM, 144A	365	13,652
Legrand SA	1,076	95,033
L’Oreal SA	991	358,565
LVMH Moet Hennessy Louis Vuitton SE	1,009	649,184
Neoen SA, 144A*	114	4,534
Orange SA	7,716	91,421
Orpea SA	201	7,134
Pernod Ricard SA	840	173,519
Publicis Groupe SA	920	55,051
Remy Cointreau SA	98	19,361
Renault SA*	741	18,095
Rexel SA*	1,304	26,698
Safran SA	1,401	149,978
Sanofi	4,398	465,142
Sartorius Stedim Biotech	96	31,427
SCOR SE	629	17,669
SEB SA	124	14,852
Societe Generale SA	3,066	73,351
Sodexo SA	350	26,375
SOITEC*	94	16,884
Somfy SA	31	4,120
Teleperformance	233	83,581
Thales SA	404	51,564
TotalEnergies SE	9,611	471,309
Ubisoft Entertainment SA*	420	18,928
Unibail-Rodamco-Westfield, REIT*	413	29,200
Valeo	1,056	19,125
Veolia Environnement SA	2,505	73,524
Vinci SA	2,017	194,897
Vivendi SE	2,963	34,005
Wendel SE	114	11,329
Worldline SA, 144A*	977	38,385

		6,135,353

Germany 6.5%

1&1 AG	176	3,694
adidas AG	737	148,796
Allianz SE	1,654	372,162

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)

Aroundtown SA	4,588	$23,030
Auto1 Group SE, 144A*	361	3,771
BASF SE	3,684	194,350
Bayer AG*	3,957	259,750
Bayerische Motoren Werke AG	1,292	105,366
Bechtle AG	329	15,143
Beiersdorf AG	401	40,323
Brenntag SE	622	47,996
Carl Zeiss Meditec AG	147	18,430
Commerzbank AG*	4,187	26,996
Continental AG*	435	29,818
Covestro AG, 144A	725	31,226
CTS Eventim AG & Co. KGaA*	242	16,171
Daimler Truck Holding AG*	1,691	45,328
Deutsche Bank AG*	8,224	81,280
Deutsche Boerse AG	739	128,822
Deutsche Lufthansa AG*	2,526	18,754
Deutsche Post AG	3,936	167,019
Deutsche Telekom AG	13,612	249,145
Deutsche Wohnen SE	202	5,793
DWS Group GmbH & Co. KGaA, 144A	122	4,018
E.ON SE	8,715	90,744
Evonik Industries AG	768	20,071
Evotec SE*	685	16,632
Fielmann AG	95	4,812
Fraport AG Frankfurt Airport Services Worldwide*	147	7,790
Fresenius Medical Care AG & Co. KGaA	817	50,766
Fresenius SE & Co. KGaA	1,642	58,171
Fuchs Petrolub SE	142	3,775
GEA Group AG	666	25,969
Hannover Rueck SE	241	37,584
HeidelbergCement AG	582	33,343
Hella GmbH & Co. KGaA	91	5,759
HelloFresh SE*	691	29,132
Henkel AG & Co. KGaA	407	25,669
HOCHTIEF AG	71	4,252
Infineon Technologies AG	5,241	149,673
KION Group AG	336	18,675
Knorr-Bremse AG	284	20,235
LANXESS AG	357	13,874
LEG Immobilien SE	293	29,945
Mercedes-Benz Group AG*	3,383	235,184
Merck KGaA	520	96,714
METRO AG*	519	4,526

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)

MTU Aero Engines AG	214	$43,294
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	564	133,914
Nemetschek SE	234	18,546
Puma SE	401	29,569
Rational AG	15	9,077
Rheinmetall AG	174	38,899
RWE AG	2,536	105,183
SAP SE	4,485	453,478
Sartorius AG	9	2,996
Scout24 SE, 144A	329	20,702
Siemens AG	3,041	369,013
Siemens Energy AG	1,725	33,084
Siemens Healthineers AG, 144A	1,116	59,874
Sixt SE*	52	6,772
SUSE SA*	147	4,710
Symrise AG	524	62,272
Talanx AG	220	9,135
Telefonica Deutschland Holding AG	2,922	8,763
thyssenkrupp AG*	2,166	16,495
Traton SE	207	3,451
TUI AG*	4,737	13,412
Uniper SE	357	9,171
United Internet AG	445	14,266
Vantage Towers AG	379	12,815
Varta AG	51	4,784
Volkswagen AG	128	27,752
Vonovia SE	3,128	124,581
Wacker Chemie AG	62	9,840
Zalando SE, 144A*	877	34,725

		4,701,049

Hong Kong 2.2%

AIA Group Ltd.	49,000	482,268
ASM Pacific Technology Ltd.	1,200	12,075
Bank of East Asia Ltd. (The)	5,200	7,699
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cathay Pacific Airways Ltd.*	3,700	3,694
Champion REIT, REIT	8,000	3,508
CK Asset Holdings Ltd.	8,300	56,207
CK Infrastructure Holdings Ltd.	2,700	18,135
CLP Holdings Ltd.	6,400	62,360
Dah Sing Banking Group Ltd.	2,400	2,015
Dah Sing Financial Holdings Ltd.	400	1,165
Dairy Farm International Holdings Ltd.	1,200	3,254

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont’d.)

Guotai Junan International Holdings Ltd.	7,000	$761
Haitong International Securities Group Ltd.	13,000	2,067
Hang Lung Group Ltd.	2,800	5,471
Hang Lung Properties Ltd.	8,000	15,353
Hang Seng Bank Ltd.	2,900	51,330
Henderson Land Development Co. Ltd.	6,004	24,281
Hong Kong & China Gas Co. Ltd.	43,356	47,805
Hong Kong Exchanges & Clearing Ltd.	5,140	218,012
Hongkong Land Holdings Ltd.	4,700	21,906
Huabao International Holdings Ltd.	4,000	2,192
Hutchison Port Holdings Trust, UTS	21,100	4,919
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,000	1,332
Hysan Development Co. Ltd.	1,800	5,294
Jardine Matheson Holdings Ltd.	887	46,922
Johnson Electric Holdings Ltd.	1,500	1,710
Kerry Properties Ltd.	2,400	6,472
Lifestyle International Holdings Ltd.*	2,000	962
Link REIT, REIT	8,400	72,406
Man Wah Holdings Ltd.	6,800	6,387
Melco International Development Ltd.*	3,600	2,846
MTR Corp. Ltd.	5,500	29,228
New World Development Co. Ltd.	5,900	22,522
NWS Holdings Ltd.	6,000	5,427
Orient Overseas International Ltd.	700	19,403
PCCW Ltd.	16,000	9,085
Power Assets Holdings Ltd.	5,100	34,290
Shun Tak Holdings Ltd.*	8,000	1,624
Sino Land Co. Ltd.	13,600	17,999
Sun Hung Kai Properties Ltd.	6,000	68,717
Swire Pacific Ltd. (Class A Stock)	2,000	11,390
Swire Pacific Ltd. (Class B Stock)	2,900	2,729
Swire Properties Ltd.	4,000	9,604
Techtronic Industries Co. Ltd.	5,000	66,588
United Energy Group Ltd.	30,000	3,539
Vinda International Holdings Ltd.	1,000	2,412
Vitasoy International Holdings Ltd.	3,000	5,433
VTech Holdings Ltd.	600	4,257
WH Group Ltd., 144A	31,200	21,566
Wharf Real Estate Investment Co. Ltd.	6,500	30,603
Xinyi Glass Holdings Ltd.	8,000	17,534
Yue Yuen Industrial Holdings Ltd.*	2,700	3,975

		1,578,733

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Indonesia 0.0%

First Pacific Co. Ltd.	10,000	$4,031
Golden Agri-Resources Ltd.	25,200	5,855

		9,886

Ireland 0.5%

AIB Group PLC	3,424	7,519
CRH PLC	3,114	123,844
Flutter Entertainment PLC*	705	72,484
Glanbia PLC	811	9,774
Kerry Group PLC (Class A Stock)	619	68,852
Kingspan Group PLC	608	56,963
Smurfit Kappa Group PLC	1,043	43,347

		382,783

Israel 0.7%

AFI Properties Ltd.	67	4,065
Airport City Ltd.*	285	6,367
Alony Hetz Properties & Investments Ltd.	408	6,646
Amot Investments Ltd.	580	4,414
Ashtrom Group Ltd.	171	4,807
Azrieli Group Ltd.	151	12,983
Bank Hapoalim BM	5,089	47,132
Bank Leumi Le-Israel BM	5,820	61,529
Bezeq The Israeli Telecommunication Corp. Ltd.*	9,576	15,289
Big Shopping Centers Ltd.	39	5,894
Camtek Ltd.*	108	3,185
Elbit Systems Ltd.	107	23,251
Electra Ltd.	9	6,185
Energix-Renewable Energies Ltd.	729	2,488
Enlight Renewable Energy Ltd.*	3,875	8,380
Fattal Holdings 1998 Ltd.*	30	4,382
First International Bank of Israel Ltd. (The)	211	8,861
Fox Wizel Ltd.	27	3,993
Gav-Yam Lands Corp. Ltd.	406	4,492
Gazit-Globe Ltd.	280	2,644
Harel Insurance Investments & Financial Services Ltd.	462	5,659
ICL Group Ltd.	3,049	33,451
Israel Corp. Ltd. (The)*	14	7,978
Israel Discount Bank Ltd. (Class A Stock)	5,002	31,349
Maytronics Ltd.	183	3,259
Melisron Ltd.*	63	5,115
Mivne Real Estate KD Ltd.	2,710	10,191
Mizrahi Tefahot Bank Ltd.	598	22,297

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Israel (cont’d.)

Nice Ltd.*	254	$52,406
Nova Ltd.*	113	11,103
OPC Energy Ltd.*	304	3,350
Paz Oil Co. Ltd.*	39	6,049
Phoenix Holdings Ltd. (The)	494	6,212
Sapiens International Corp. NV	130	3,046
Shapir Engineering and Industry Ltd.	367	3,445
Shikun & Binui Ltd.*	905	5,379
Shufersal Ltd.	463	3,913
Strauss Group Ltd.	145	3,887
Teva Pharmaceutical Industries Ltd.*	3,967	35,070
Tower Semiconductor Ltd.*	457	22,043

		512,189

Italy 1.9%

A2A SpA	6,319	10,781
Amplifon SpA	555	22,123
Assicurazioni Generali SpA	5,225	98,921
Atlantia SpA*	1,980	46,945
Banca Mediolanum SpA	1,104	8,032
Buzzi Unicem SpA	423	7,843
Coca-Cola HBC AG	794	15,776
Davide Campari-Milano NV	1,988	22,401
De’ Longhi SpA	276	6,694
DiaSorin SpA	92	12,070
Enel SpA	31,281	203,291
Eni SpA	9,967	139,482
Ferrari NV	499	105,052
FinecoBank Banca Fineco SpA	2,456	34,142
Hera SpA	3,219	12,008
Infrastrutture Wireless Italiane SpA, 144A	1,429	15,253
Interpump Group SpA	336	13,601
Intesa Sanpaolo SpA	66,823	136,126
Italgas SpA	2,028	13,125
Iveco Group NV*	795	4,692
Leonardo SpA*	1,657	17,032
Mediobanca Banca di Credito Finanziario SpA	2,796	28,093
Moncler SpA	865	45,122
Nexi SpA, 144A*	2,987	29,316
Pirelli & C SpA, 144A	1,969	9,765
Poste Italiane SpA, 144A	1,836	17,974
PRADA SpA	2,000	12,504
Prysmian SpA	1,113	36,165
Recordati Industria Chimica e Farmaceutica SpA	394	18,973

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Italy (cont’d.)

Reply SpA	96	$14,113
Snam SpA	8,967	49,159
Telecom Italia SpA	43,637	12,601
Telecom Italia SpA, RSP	24,530	6,806
Terna - Rete Elettrica Nazionale	5,673	46,172
UniCredit SpA	8,620	78,974
UnipolSai Assicurazioni SpA	1,497	4,211

		1,355,338

Japan 20.8%

ABC-Mart, Inc.	100	4,111
Acom Co. Ltd.	1,200	3,069
Activia Properties, Inc., REIT	3	9,583
Advance Residence Investment Corp., REIT	6	16,498
Advantest Corp.	770	52,818
Aeon Co. Ltd.	2,830	53,492
AEON Financial Service Co. Ltd.	410	3,714
Aeon Mall Co. Ltd.	430	5,210
AEON REIT Investment Corp., REIT	7	8,063
AGC, Inc.	720	27,091
Aica Kogyo Co. Ltd.	180	4,148
Ain Holdings, Inc.	100	4,482
Air Water, Inc.	680	8,994
Aisin Corp.	700	20,310
Ajinomoto Co., Inc.	1,920	50,568
Alfresa Holdings Corp.	650	8,777
Alps Alpine Co. Ltd.	800	7,080
Amada Co. Ltd.	1,100	8,515
Amano Corp.	310	5,956
ANA Holdings, Inc.*	650	12,182
Anritsu Corp.	560	7,067
Aozora Bank Ltd.	420	8,320
Ariake Japan Co. Ltd.	70	2,801
As One Corp.	120	6,362
Asahi Group Holdings Ltd.	1,690	63,013
Asahi Intecc Co. Ltd.	800	15,451
Asahi Kasei Corp.	4,950	40,645
Asics Corp.	700	10,976
ASKUL Corp.	200	2,450
Astellas Pharma, Inc.	7,430	112,612
Azbil Corp.	500	15,195
Bandai Namco Holdings, Inc.	770	52,130
Bank of Kyoto Ltd. (The)	340	14,695
BayCurrent Consulting, Inc.	40	13,135

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Benefit One, Inc.	200	$3,036
Benesse Holdings, Inc.	320	5,690
Bic Camera, Inc.	600	5,058
BIPROGY, Inc.	300	7,549
Bridgestone Corp.	2,300	83,951
Brother Industries Ltd.	950	16,498
Calbee, Inc.	340	6,074
Canon Marketing Japan, Inc.	160	3,471
Canon, Inc.	3,980	91,185
Capcom Co. Ltd.	700	18,433
Casio Computer Co. Ltd.	800	8,304
Central Japan Railway Co.	764	96,054
Chiba Bank Ltd. (The)	2,650	15,065
Chubu Electric Power Co., Inc.	2,950	29,781
Chugai Pharmaceutical Co. Ltd.	2,620	78,628
Chugoku Bank Ltd. (The)	650	4,755
Chugoku Electric Power Co., Inc. (The)	1,080	7,090
Coca-Cola Bottlers Japan Holdings, Inc.	540	6,027
COMSYS Holdings Corp.	400	8,317
Concordia Financial Group Ltd.	4,450	15,937
Cosmo Energy Holdings Co. Ltd.	300	7,386
Cosmos Pharmaceutical Corp.	40	3,714
Credit Saison Co. Ltd.	650	7,239
CyberAgent, Inc.	1,610	17,021
Dai Nippon Printing Co. Ltd.	1,050	21,842
Daicel Corp.	980	5,963
Daido Steel Co. Ltd.	160	4,538
Daifuku Co. Ltd.	350	21,571
Dai-ichi Life Holdings, Inc.	4,000	78,881
Daiichi Sankyo Co. Ltd.	7,560	189,452
Daiichikosho Co. Ltd.	130	3,538
Daikin Industries Ltd.	1,060	161,925
Daio Paper Corp.	300	3,580
Daito Trust Construction Co. Ltd.	296	28,493
Daiwa House Industry Co. Ltd.	2,570	61,984
Daiwa House REIT Investment Corp., REIT	9	21,847
Daiwa Office Investment Corp., REIT	1	5,669
Daiwa Securities Group, Inc.	5,850	28,690
DeNA Co. Ltd.*	410	5,901
Denka Co. Ltd.	390	10,412
Denso Corp.	1,780	109,405
Dentsu Group, Inc.	830	29,966
Descente Ltd.	150	2,878
DIC Corp.	300	5,693

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Disco Corp.	130	$31,690
DMG Mori Co. Ltd.	400	5,006
Dowa Holdings Co. Ltd.	170	7,204
East Japan Railway Co.	1,430	74,701
Ebara Corp.	400	18,362
Eisai Co. Ltd.	1,064	46,348
Electric Power Development Co. Ltd.	700	9,600
ENEOS Holdings, Inc.	12,010	42,173
EXEO Group, Inc.	390	6,482
Ezaki Glico Co. Ltd.	210	5,994
Fancl Corp.	300	5,749
FANUC Corp.	803	124,191
Fast Retailing Co. Ltd.	215	98,818
Food & Life Cos. Ltd.	400	9,412
FP Corp.	180	4,078
Fuji Electric Co. Ltd.	500	21,996
Fuji Kyuko Co. Ltd.	100	3,153
Fuji Media Holdings, Inc.	200	1,716
Fuji Oil Holdings, Inc.	160	2,262
FUJIFILM Holdings Corp.	1,460	80,427
Fujitsu General Ltd.	200	3,550
Fujitsu Ltd.	790	112,596
Fukuoka Financial Group, Inc.	660	11,892
Fukuyama Transporting Co. Ltd.	120	3,354
Furukawa Electric Co. Ltd.	200	3,249
Fuyo General Lease Co. Ltd.	100	5,376
GLP J-REIT, REIT	18	24,294
GMO internet, Inc.	200	4,001
GMO Payment Gateway, Inc.	190	15,988
Goldwin, Inc.	142	7,101
GS Yuasa Corp.	300	5,208
GungHo Online Entertainment, Inc.	120	2,446
H.U. Group Holdings, Inc.	240	5,340
Hachijuni Bank Ltd. (The)	1,390	4,530
Hakuhodo DY Holdings, Inc.	900	10,581
Hamamatsu Photonics KK	550	24,669
Hankyu Hanshin Holdings, Inc.	870	22,884
Haseko Corp.	970	10,600
Heiwa Corp.	200	3,001
Hikari Tsushin, Inc.	80	9,363
Hino Motors Ltd.	1,100	5,667
Hirogin Holdings, Inc.	1,100	5,389
Hirose Electric Co. Ltd.	145	18,445
Hisamitsu Pharmaceutical Co., Inc.	310	8,455

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Hitachi Construction Machinery Co. Ltd.	420	$9,456
Hitachi Ltd.	3,780	175,894
Hitachi Metals Ltd.*	800	12,474
Hitachi Transport System Ltd.	150	9,845
Honda Motor Co. Ltd.	6,940	182,651
Horiba Ltd.	150	7,314
Hoshizaki Corp.	220	13,924
House Foods Group, Inc.	340	7,946
Hoya Corp.	1,430	140,900
Hulic Co. Ltd.	1,710	14,417
Ibiden Co. Ltd.	460	17,249
Idemitsu Kosan Co. Ltd.	947	24,771
IHI Corp.	530	12,911
Iida Group Holdings Co. Ltd.	530	8,452
Industrial & Infrastructure Fund Investment Corp., REIT	8	11,456
Information Services International-Dentsu Ltd.	100	2,848
INFRONEER Holdings, Inc.	1,078	7,871
Inpex Corp.	3,450	41,605
Internet Initiative Japan, Inc.	200	6,274
Isetan Mitsukoshi Holdings Ltd.	1,400	10,337
Isuzu Motors Ltd.	2,150	25,102
Ito En Ltd.	230	9,435
ITOCHU Corp.	5,500	165,538
Itochu Techno-Solutions Corp.	380	8,883
Itoham Yonekyu Holdings, Inc.	400	2,009
Iwatani Corp.	250	9,961
Iyo Bank Ltd. (The)	970	4,672
Izumi Co. Ltd.	200	4,301
J Front Retailing Co. Ltd.	900	6,694
Japan Airlines Co. Ltd.*	560	9,195
Japan Airport Terminal Co. Ltd.*	250	10,322
Japan Aviation Electronics Industry Ltd.	220	3,072
Japan Exchange Group, Inc.	2,100	31,383
Japan Hotel REIT Investment Corp., REIT	17	8,633
Japan Logistics Fund, Inc., REIT	4	9,807
Japan Metropolitan Fund Investment Corp., REIT	27	21,490
Japan Post Bank Co. Ltd.	1,600	11,971
Japan Post Holdings Co. Ltd.	8,900	62,064
Japan Post Insurance Co. Ltd.	800	12,882
Japan Prime Realty Investment Corp., REIT	4	12,153
Japan Real Estate Investment Corp., REIT	6	29,054
Japan Steel Works Ltd. (The)	300	8,436
Japan Tobacco, Inc.	4,730	80,890
JCR Pharmaceuticals Co. Ltd.	200	3,720

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Jeol Ltd.	200	$8,929
JFE Holdings, Inc.	2,030	24,691
JGC Holdings Corp.	880	9,901
JSR Corp.	700	18,999
JTEKT Corp.	900	6,229
Justsystems Corp.	160	6,913
Kadokawa Corp.	400	10,044
Kagome Co. Ltd.	300	7,500
Kajima Corp.	1,750	19,429
Kakaku.com, Inc.	550	11,487
Kaken Pharmaceutical Co. Ltd.	150	4,536
Kamigumi Co. Ltd.	380	6,460
Kandenko Co. Ltd.	400	2,533
Kaneka Corp.	230	6,143
Kansai Electric Power Co., Inc. (The)	3,070	26,946
Kansai Paint Co. Ltd.	780	10,765
Kao Corp.	1,830	73,622
Katitas Co. Ltd.	200	4,665
Kawasaki Heavy Industries Ltd.	590	10,441
Kawasaki Kisen Kaisha Ltd.	300	15,748
KDDI Corp.	6,660	225,391
Keihan Holdings Co. Ltd.	410	8,747
Keikyu Corp.	1,000	10,044
Keio Corp.	460	17,582
Keisei Electric Railway Co. Ltd.	550	13,433
Kenedix Office Investment Corp., REIT	1	5,247
Kewpie Corp.	460	7,712
Keyence Corp.	726	293,300
Kikkoman Corp.	710	39,848
Kinden Corp.	500	5,907
Kintetsu Group Holdings Co. Ltd.	760	21,711
Kirin Holdings Co. Ltd.	3,050	44,538
Kobayashi Pharmaceutical Co. Ltd.	280	19,114
Kobe Bussan Co. Ltd.	550	13,443
Kobe Steel Ltd.	1,200	5,181
Koei Tecmo Holdings Co. Ltd.	260	7,890
Koito Manufacturing Co. Ltd.	480	17,532
Kokuyo Co. Ltd.	300	3,893
Komatsu Ltd.	3,660	81,617
Konami Holdings Corp.	400	24,594
Konica Minolta, Inc.	1,600	5,504
Kose Corp.	130	13,386
Kotobuki Spirits Co. Ltd.	70	3,666
K’s Holdings Corp.	600	5,949

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Kubota Corp.	4,350	$74,076
Kuraray Co. Ltd.	1,400	11,183
Kurita Water Industries Ltd.	460	15,673
Kusuri no Aoki Holdings Co. Ltd.	100	4,425
Kyocera Corp.	1,200	63,132
Kyowa Kirin Co. Ltd.	1,020	21,399
Kyudenko Corp.	150	3,390
Kyushu Electric Power Co., Inc.	1,800	11,259
Kyushu Financial Group, Inc.	1,500	4,559
Kyushu Railway Co.	620	12,097
LaSalle Logiport REIT, REIT	7	9,458
Lasertec Corp.	300	41,154
Lawson, Inc.	150	5,492
Lintec Corp.	240	4,457
Lion Corp.	940	9,645
Lixil Corp.	1,020	17,851
M3, Inc.	1,670	53,611
Mabuchi Motor Co. Ltd.	160	4,282
Makita Corp.	950	28,128
Mani, Inc.	280	3,197
Marubeni Corp.	6,300	68,921
Marui Group Co. Ltd.	780	13,423
Maruichi Steel Tube Ltd.	270	5,750
Maruwa Unyu Kikan Co. Ltd.	200	2,336
Matsui Securities Co. Ltd.	300	1,848
MatsukiyoCocokara & Co.	540	17,757
Mazda Motor Corp.	2,500	17,741
Mebuki Financial Group, Inc.	3,400	6,778
Medipal Holdings Corp.	600	9,780
MEIJI Holdings Co. Ltd.	516	25,624
Menicon Co. Ltd.	200	4,250
MINEBEA MITSUMI, Inc.	1,600	30,851
MISUMI Group, Inc.	1,150	28,695
Mitsubishi Chemical Holdings Corp.	5,100	31,510
Mitsubishi Corp.	4,880	164,095
Mitsubishi Electric Corp.	7,830	82,261
Mitsubishi Estate Co. Ltd.	4,570	66,153
Mitsubishi Gas Chemical Co., Inc.	720	10,467
Mitsubishi HC Capital, Inc.	2,423	10,866
Mitsubishi Heavy Industries Ltd.	1,110	37,568
Mitsubishi Logistics Corp.	290	6,683
Mitsubishi Materials Corp.	510	7,945
Mitsubishi Motors Corp.*	2,100	5,207
Mitsubishi UFJ Financial Group, Inc.	49,200	282,289

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Mitsui & Co. Ltd.	6,400	$154,623
Mitsui Chemicals, Inc.	740	17,040
Mitsui Fudosan Co. Ltd.	3,760	79,261
Mitsui Fudosan Logistics Park, Inc., REIT	2	8,596
Mitsui High-Tec, Inc.	100	8,713
Mitsui Mining & Smelting Co. Ltd.	200	5,048
Mitsui OSK Lines Ltd.	1,410	33,078
Miura Co. Ltd.	430	8,987
Mizuho Financial Group, Inc.	10,180	122,213
Money Forward, Inc.*	200	6,742
MonotaRO Co. Ltd.	920	15,907
Mori Hills REIT Investment Corp., REIT	6	6,809
Morinaga & Co. Ltd.	140	4,358
Morinaga Milk Industry Co. Ltd.	210	8,453
MS&AD Insurance Group Holdings, Inc.	1,860	54,977
Murata Manufacturing Co. Ltd.	2,270	135,289
Nabtesco Corp.	480	10,906
Nagase & Co. Ltd.	400	5,714
Nagoya Railroad Co. Ltd.	760	12,162
Nankai Electric Railway Co. Ltd.	430	7,651
NEC Corp.	1,050	40,679
NEC Networks & System Integration Corp.	300	4,259
NET One Systems Co. Ltd.	360	8,553
Nexon Co. Ltd.	1,640	37,411
NGK Insulators Ltd.	1,030	13,848
NGK Spark Plug Co. Ltd.	810	12,430
NH Foods Ltd.	400	12,615
NHK Spring Co. Ltd.	680	4,387
Nichirei Corp.	400	7,334
Nidec Corp.	1,840	121,368
Nifco, Inc.	350	7,329
Nihon Kohden Corp.	300	7,315
Nihon M&A Center Holdings, Inc.	1,000	12,664
Nikon Corp.	1,450	16,056
Nintendo Co. Ltd.	420	191,705
Nippon Accommodations Fund, Inc., REIT	2	9,841
Nippon Building Fund, Inc., REIT	7	36,207
Nippon Electric Glass Co. Ltd.	330	6,646
NIPPON EXPRESS HOLDINGS, Inc.	270	15,753
Nippon Kayaku Co. Ltd.	700	6,094
Nippon Paint Holdings Co. Ltd.	4,050	32,262
Nippon Prologis REIT, Inc., REIT	10	27,794
Nippon Sanso Holdings Corp.	590	10,526
Nippon Shinyaku Co. Ltd.	250	16,906

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Nippon Shokubai Co. Ltd.	130	$5,221
Nippon Steel Corp.	3,280	52,121
Nippon Telegraph & Telephone Corp.	4,770	141,266
Nippon Television Holdings, Inc.	200	1,919
Nippon Yusen KK	700	50,733
Nipro Corp.	500	3,942
Nishi-Nippon Railroad Co. Ltd.	280	5,586
Nissan Chemical Corp.	510	27,016
Nissan Motor Co. Ltd.*	8,050	31,807
Nisshin Seifun Group, Inc.	1,060	14,134
Nissin Foods Holdings Co. Ltd.	250	17,362
Nitori Holdings Co. Ltd.	332	33,914
Nitto Denko Corp.	600	40,785
Noevir Holdings Co. Ltd.	100	3,916
NOF Corp.	300	11,218
NOK Corp.	450	3,831
Nomura Holdings, Inc.	12,050	45,863
Nomura Real Estate Holdings, Inc.	430	10,415
Nomura Real Estate Master Fund, Inc., REIT	19	23,863
Nomura Research Institute Ltd.	1,060	29,996
NS Solutions Corp.	130	3,882
NSK Ltd.	1,800	9,955
NTT Data Corp.	2,500	46,004
Obayashi Corp.	2,700	18,581
OBIC Business Consultants Co. Ltd.	160	5,752
Obic Co. Ltd.	250	36,873
Odakyu Electric Railway Co. Ltd.	1,240	18,710
Oji Holdings Corp.	3,500	16,572
OKUMA Corp.	150	5,341
Olympus Corp.	4,230	74,728
Omron Corp.	770	45,559
Ono Pharmaceutical Co. Ltd.	1,680	42,940
Open House Group Co. Ltd.	310	11,993
Oracle Corp.	150	9,616
Orient Corp.	1,800	1,718
Oriental Land Co. Ltd.	750	113,314
ORIX Corp.	4,800	86,835
Orix JREIT, Inc., REIT	11	14,802
Osaka Gas Co. Ltd.	1,590	28,552
OSG Corp.	260	3,239
Otsuka Corp.	390	12,743
Otsuka Holdings Co. Ltd.	1,660	55,467
PALTAC Corp.	100	3,641
Pan Pacific International Holdings Corp.	1,600	24,621

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Panasonic Holdings Corp.	8,560	$76,271
Park24 Co. Ltd.*	420	6,075
Penta-Ocean Construction Co. Ltd.	1,200	5,862
PeptiDream, Inc.*	370	5,911
Persol Holdings Co. Ltd.	650	12,830
Pigeon Corp.	460	7,820
Pola Orbis Holdings, Inc.	310	3,576
Rakus Co. Ltd.	400	4,886
Rakuten Group, Inc.	3,250	22,809
Recruit Holdings Co. Ltd.	5,800	214,665
Relo Group, Inc.	400	5,699
Renesas Electronics Corp.*	3,980	42,844
Rengo Co. Ltd.	800	4,738
RENOVA, Inc.*	200	2,479
Resona Holdings, Inc.	8,710	37,408
Resorttrust, Inc.	220	3,697
Ricoh Co. Ltd.	2,400	17,516
Rinnai Corp.	160	10,155
Rohm Co. Ltd.	360	25,324
Rohto Pharmaceutical Co. Ltd.	400	10,662
Ryohin Keikaku Co. Ltd.	880	7,888
Sankyo Co. Ltd.	160	4,604
Sankyu, Inc.	200	6,062
Sansan, Inc.*	400	3,772
Santen Pharmaceutical Co. Ltd.	1,400	11,430
Sanwa Holdings Corp.	760	6,923
Sapporo Holdings Ltd.	300	6,222
Sawai Group Holdings Co. Ltd.	150	5,023
SBI Holdings, Inc.	1,000	22,204
SCREEN Holdings Co. Ltd.	180	14,872
SCSK Corp.	480	7,619
Secom Co. Ltd.	800	56,442
Sega Sammy Holdings, Inc.	770	13,598
Seibu Holdings, Inc.	900	8,896
Seiko Epson Corp.	1,050	14,637
Seino Holdings Co. Ltd.	600	4,884
Sekisui Chemical Co. Ltd.	1,400	18,893
Sekisui House Ltd.	2,280	39,116
Sekisui House Reit, Inc., REIT	16	9,371
Seven & i Holdings Co. Ltd.	3,100	136,013
Seven Bank Ltd.	2,000	3,722
SG Holdings Co. Ltd.	1,700	29,950
Sharp Corp.	740	6,230
SHIFT, Inc.*	30	5,658

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Shikoku Electric Power Co., Inc.	600	$3,456
Shimadzu Corp.	1,080	35,248
Shimamura Co. Ltd.	100	8,879
Shimano, Inc.	330	57,630
Shimizu Corp.	2,100	11,009
Shin-Etsu Chemical Co. Ltd.	1,590	219,339
Shinko Electric Industries Co. Ltd.	300	13,084
Shinsei Bank Ltd.*	230	4,006
Shionogi & Co. Ltd.	1,140	64,236
Ship Healthcare Holdings, Inc.	300	5,022
Shiseido Co. Ltd.	1,550	72,861
Shizuoka Bank Ltd. (The)	1,860	11,938
SHO-BOND Holdings Co. Ltd.	182	7,663
Shochiku Co. Ltd.*	50	5,098
Showa Denko KK	700	13,571
Skylark Holdings Co. Ltd.	900	10,678
SMC Corp.	225	108,077
SMS Co. Ltd.	200	4,707
SoftBank Corp.	10,950	129,500
SoftBank Group Corp.	5,300	216,792
Sohgo Security Services Co. Ltd.	320	8,897
Sojitz Corp.	930	14,229
Sompo Holdings, Inc.	1,260	50,778
Sony Group Corp.	4,980	428,121
Sotetsu Holdings, Inc.	360	6,171
Square Enix Holdings Co. Ltd.	330	13,201
Stanley Electric Co. Ltd.	540	9,286
Subaru Corp.	2,420	35,932
Sugi Holdings Co. Ltd.	150	6,431
SUMCO Corp.	1,130	16,393
Sumitomo Bakelite Co. Ltd.	100	3,289
Sumitomo Chemical Co. Ltd.	6,050	25,503
Sumitomo Corp.	4,480	70,664
Sumitomo Electric Industries Ltd.	3,020	32,252
Sumitomo Forestry Co. Ltd.	500	7,665
Sumitomo Heavy Industries Ltd.	410	8,629
Sumitomo Metal Mining Co. Ltd.	910	39,509
Sumitomo Mitsui Financial Group, Inc.	5,220	155,524
Sumitomo Mitsui Trust Holdings, Inc.	1,430	43,759
Sumitomo Pharma Co. Ltd.	700	6,211
Sumitomo Realty & Development Co. Ltd.	1,550	40,848
Sumitomo Rubber Industries Ltd.	700	6,047
Sundrug Co. Ltd.	320	7,394
Suntory Beverage & Food Ltd.	520	20,445

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Suzuken Co. Ltd.	330	$9,732
Suzuki Motor Corp.	1,820	55,060
Sysmex Corp.	810	52,982
T&D Holdings, Inc.	2,050	25,980
Taiheiyo Cement Corp.	430	6,949
Taisei Corp.	650	17,613
Taisho Pharmaceutical Holdings Co. Ltd.	180	7,055
Taiyo Yuden Co. Ltd.	500	19,512
Takara Bio, Inc.	230	3,680
Takara Holdings, Inc.	700	5,880
Takashimaya Co. Ltd.	600	5,432
Takeda Pharmaceutical Co. Ltd.	6,233	180,876
TBS Holdings, Inc.	170	2,215
TDK Corp.	1,410	43,751
TechnoPro Holdings, Inc.	440	11,220
Teijin Ltd.	740	7,880
Terumo Corp.	2,610	77,684
THK Co. Ltd.	470	9,311
TIS, Inc.	1,000	22,417
Tobu Railway Co. Ltd.	830	18,562
Toda Corp.	800	4,579
Toho Co. Ltd.	420	15,553
Toho Gas Co. Ltd.	370	8,674
Tohoku Electric Power Co., Inc.	1,780	9,882
Tokai Carbon Co. Ltd.	800	6,582
Tokio Marine Holdings, Inc.	2,520	134,932
Tokyo Century Corp.	260	7,945
Tokyo Electric Power Co. Holdings, Inc.*	6,700	23,105
Tokyo Electron Ltd.	590	250,095
Tokyo Gas Co. Ltd.	1,690	32,421
Tokyo Ohka Kogyo Co. Ltd.	150	8,160
Tokyo Tatemono Co. Ltd.	770	10,785
Tokyu Corp.	1,950	23,739
Tokyu Fudosan Holdings Corp.	2,400	12,472
TOPPAN, Inc.	1,100	18,170
Toray Industries, Inc.	6,390	29,938
Toshiba Corp.	1,660	68,327
Toshiba TEC Corp.	100	3,392
Tosoh Corp.	1,150	15,847
TOTO Ltd.	630	21,170
Toyo Seikan Group Holdings Ltd.	570	6,161
Toyo Suisan Kaisha Ltd.	370	11,398
Toyo Tire Corp.	400	4,559
Toyoda Gosei Co. Ltd.	310	4,519

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Toyota Boshoku Corp.	280	$4,468
Toyota Industries Corp.	630	37,580
Toyota Motor Corp.	49,200	844,360
Toyota Tsusho Corp.	860	30,827
Trend Micro, Inc.	540	30,151
TS Tech Co. Ltd.	360	3,759
Tsumura & Co.	280	6,870
Tsuruha Holdings, Inc.	160	8,178
UBE Corp.	400	6,174
Ulvac, Inc.	200	7,895
Unicharm Corp.	1,540	53,630
United Urban Investment Corp., REIT	11	12,044
Ushio, Inc.	400	5,190
USS Co. Ltd.	850	14,115
Welcia Holdings Co. Ltd.	420	8,648
West Japan Railway Co.	910	33,712
Yakult Honsha Co. Ltd.	500	25,854
Yamada Holdings Co. Ltd.*	2,700	8,037
Yamaguchi Financial Group, Inc.	900	4,902
Yamaha Corp.	620	23,749
Yamaha Motor Co. Ltd.	1,250	25,799
Yamato Holdings Co. Ltd.	1,330	24,983
Yamato Kogyo Co. Ltd.	100	3,215
Yamazaki Baking Co. Ltd.	500	6,181
Yaoko Co. Ltd.	100	5,241
Yaskawa Electric Corp.	1,020	34,518
Yokogawa Electric Corp.	1,000	15,982
Yokohama Rubber Co. Ltd. (The)	470	6,244
Z Holdings Corp.	10,450	40,983
Zenkoku Hosho Co. Ltd.	200	7,007
Zensho Holdings Co. Ltd.	400	9,427
Zeon Corp.	600	6,358
ZOZO, Inc.	490	10,233

		15,064,676

Jordan 0.0%

Hikma Pharmaceuticals PLC	693	16,329

Luxembourg 0.2%

ArcelorMittal SA	2,362	69,088
Eurofins Scientific SE	488	45,223

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Luxembourg (cont’d.)

L’Occitane International SA	1,750	$5,499
RTL Group SA	157	8,200

		128,010

Macau 0.1%

Galaxy Entertainment Group Ltd.	9,500	54,122
MGM China Holdings Ltd.*	3,100	1,782
Sands China Ltd.*	10,000	22,008
SJM Holdings Ltd.*	7,600	3,196
Wynn Macau Ltd.*	6,000	3,680

		84,788

Mexico 0.0%

Fresnillo PLC	723	7,135

Netherlands 4.5%

Aalberts NV	387	19,058
ABN AMRO Bank NV, 144A, CVA	1,666	20,723
Adyen NV, 144A*	119	197,672
Aegon NV	7,126	36,770
Akzo Nobel NV	690	59,753
Argenx SE*	205	59,053
ASM International NV	192	57,415
ASML Holding NV	1,548	876,260
ASR Nederland NV	526	23,777
BE Semiconductor Industries NV	292	17,583
CTP NV, 144A	239	3,388
Euronext NV, 144A	330	26,445
EXOR NV	416	28,878
Heineken Holding NV	425	33,141
Heineken NV	958	93,180
IMCD NV	229	36,513
ING Groep NV	15,208	143,522
JDE Peet’s NV	349	10,266
Koninklijke Ahold Delhaize NV	3,923	115,255
Koninklijke DSM NV	669	111,968
Koninklijke KPN NV	13,088	45,270
Koninklijke Philips NV	3,524	91,578
Koninklijke Vopak NV	270	7,231
NN Group NV	1,260	61,908
Randstad NV	444	23,476
Shell PLC	30,907	833,501
Signify NV, 144A	505	21,216

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands (cont’d.)

Universal Music Group NV	3,004	$69,484
Wolters Kluwer NV	1,032	104,286

		3,228,570

New Zealand 0.3%

a2 Milk Co. Ltd. (The)*	2,998	9,496
Air New Zealand Ltd.*	6,155	3,496
Auckland International Airport Ltd.*	5,079	25,495
Contact Energy Ltd.	3,414	17,941
Fisher & Paykel Healthcare Corp. Ltd.	2,288	31,489
Fletcher Building Ltd.	3,406	13,588
Infratil Ltd.	2,162	11,702
Kiwi Property Group Ltd.	6,110	4,170
Mainfreight Ltd.	337	17,568
Mercury NZ Ltd.	2,799	10,881
Meridian Energy Ltd.	5,141	15,625
Ryman Healthcare Ltd.	1,804	10,688
SKYCITY Entertainment Group Ltd.	3,080	5,744
Spark New Zealand Ltd.	8,009	25,341
Xero Ltd.*	503	33,344

		236,568

Nigeria 0.0%

Airtel Africa PLC, 144A	4,017	7,243

Norway 0.7%

Aker ASA (Class A Stock)	99	8,076
Aker BP ASA	555	19,938
DNB Bank ASA	4,121	79,979
Equinor ASA	3,865	131,084
Gjensidige Forsikring ASA	694	14,827
Leroy Seafood Group ASA	1,003	9,445
Mowi ASA	1,779	50,248
Nordic Semiconductor ASA*	633	12,678
Norsk Hydro ASA	5,382	45,430
Orkla ASA	3,266	26,479
Salmar ASA	217	17,779
Schibsted ASA (Class A Stock)	340	7,083
Schibsted ASA (Class B Stock)	424	8,130
Telenor ASA	2,550	35,989
TOMRA Systems ASA	503	19,759

		486,924

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Poland 0.2%

Allegro.eu SA, 144A*	1,698	$8,721
Bank Polska Kasa Opieki SA	637	14,021
CD Projekt SA	262	7,126
Cyfrowy Polsat SA	1,109	6,062
Dino Polska SA, 144A*	201	13,016
InPost SA*	777	4,756
KGHM Polska Miedz SA	549	17,882
LPP SA	5	10,546
Polski Koncern Naftowy ORLEN SA	1,248	21,143
Polskie Gornictwo Naftowe i Gazownictwo SA	7,450	10,442
Powszechna Kasa Oszczednosci Bank Polski SA*	3,428	25,182
Powszechny Zaklad Ubezpieczen SA	2,300	15,892
Santander Bank Polska SA	113	6,880

		161,669

Portugal 0.1%

EDP - Energias de Portugal SA	11,377	52,875
Galp Energia SGPS SA	2,070	25,224
Jeronimo Martins SGPS SA	1,107	23,089

		101,188

Russia 0.0%

Evraz PLC^	2,361	—

Saudi Arabia 0.0%

Delivery Hero SE, 144A*	757	26,259

Singapore 1.4%

Ascendas Real Estate Investment Trust, REIT	13,716	28,230
Ascott Residence Trust, UTS	7,800	6,486
BOC Aviation Ltd., 144A	800	6,244
CapitaLand Integrated Commercial Trust, REIT	19,488	32,607
Capitaland Investment Ltd.*	10,200	30,974
City Developments Ltd.	1,900	11,667
ComfortDelGro Corp. Ltd.	8,000	8,476
DBS Group Holdings Ltd.	7,291	176,996
Frasers Logistics & Commercial Trust, REIT	11,500	12,004
Genting Singapore Ltd.	23,800	13,846
Jardine Cycle & Carriage Ltd.	390	8,132
Kenon Holdings Ltd.	73	4,173
Keppel Corp. Ltd.	5,700	28,082
Keppel DC REIT, REIT	5,700	8,509

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Singapore (cont’d.)

Keppel REIT, REIT	9,200	$8,092
Mapletree Commercial Trust, REIT	9,200	12,364
Mapletree Industrial Trust, REIT	7,800	14,656
Mapletree Logistics Trust, REIT	12,900	16,577
Mapletree North Asia Commercial Trust, REIT	9,900	8,548
NetLink NBN Trust, UTS	11,900	8,592
Olam Group Ltd.	2,400	2,893
Oversea-Chinese Banking Corp. Ltd.	14,073	124,912
SATS Ltd.*	2,600	8,492
Sembcorp Industries Ltd.	4,100	8,702
Sembcorp Marine Ltd.*	59,735	4,686
SIA Engineering Co. Ltd.*	1,000	1,923
Singapore Airlines Ltd.*	5,300	20,878
Singapore Exchange Ltd.	3,600	25,303
Singapore Post Ltd.	6,000	3,080
Singapore Press Holdings Ltd.	6,100	10,410
Singapore Technologies Engineering Ltd.	6,300	18,597
Singapore Telecommunications Ltd.	30,200	59,926
StarHub Ltd.	2,900	2,633
STMicroelectronics NV	2,546	93,978
Suntec Real Estate Investment Trust, REIT	9,200	12,157
United Overseas Bank Ltd.	5,257	112,470
UOL Group Ltd.	2,000	10,493
Venture Corp. Ltd.	1,000	12,300
Wing Tai Holdings Ltd.	1,500	1,890

		980,978

South Africa 0.3%

Anglo American PLC	4,899	221,792

South Korea 4.6%

Alteogen, Inc.*	111	5,004
Amorepacific Corp.	130	18,459
Amorepacific Group	118	4,625
BGF retail Co. Ltd.	25	3,568
BNK Financial Group, Inc.	1,143	7,097
Celltrion Healthcare Co. Ltd.	325	16,490
Celltrion Pharm, Inc.*	77	5,631
Celltrion, Inc.	433	60,324
Cheil Worldwide, Inc.	277	5,509
CJ CheilJedang Corp.	33	10,263
CJ Corp.	48	3,293
CJ ENM Co. Ltd.	39	3,903

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

CJ Logistics Corp.*	27	$2,629
Coway Co. Ltd.	238	13,348
Daewoo Engineering & Construction Co. Ltd.*	691	3,681
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	207	4,250
DB Insurance Co. Ltd.	180	9,593
DGB Financial Group, Inc.	628	4,437
DL E&C Co. Ltd.	116	5,456
DL Holdings Co. Ltd.	73	3,548
Dongsuh Cos., Inc.	129	2,733
Doosan Bobcat, Inc.	106	3,450
Doosan Enerbility*	1,480	23,690
Ecopro BM Co. Ltd.	36	13,198
E-MART, Inc.	88	9,096
F&F Co. Ltd.	75	8,266
Fila Holdings Corp.	204	5,202
Green Cross Corp.	23	3,403
GS Engineering & Construction Corp.	275	9,069
GS Holdings Corp.	195	6,741
GS Retail Co. Ltd.	173	3,922
Hana Financial Group, Inc.	1,261	46,967
Hanjin Kal Corp.*	87	3,931
Hankook Tire & Technology Co. Ltd.	310	8,501
Hanmi Pharm Co. Ltd.	33	8,101
Hanmi Science Co. Ltd.	57	2,295
Hanon Systems	660	5,909
Hanssem Co. Ltd.	34	2,096
Hanwha Aerospace Co. Ltd.	142	5,957
Hanwha Corp.	141	3,337
Hanwha Life Insurance Co. Ltd.*	760	1,754
Hanwha Solutions Corp.*	410	10,331
HD Hyundai Co. Ltd.	200	9,181
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	154	1,820
Helixmith Co. Ltd.*	132	2,185
Hite Jinro Co. Ltd.	102	2,973
HLB, Inc.*	379	9,246
HMM Co. Ltd.	1,531	34,043
Hotel Shilla Co. Ltd.	128	8,136
HYBE Co. Ltd.*	74	14,396
Hyundai Department Store Co. Ltd.	60	3,568
Hyundai Doosan Infracore Co. Ltd.*	420	2,168
Hyundai Engineering & Construction Co. Ltd.	304	10,577
Hyundai Glovis Co. Ltd.	74	12,176
Hyundai Heavy Industries Co. Ltd.*	57	6,239

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

Hyundai Marine & Fire Insurance Co. Ltd.	225	$5,784
Hyundai Mipo Dockyard Co. Ltd.*	84	5,525
Hyundai Mobis Co. Ltd.	252	40,782
Hyundai Motor Co.	557	79,745
Hyundai Steel Co.	329	11,156
Hyundai Wia Corp.	65	3,302
Iljin Materials Co. Ltd.	68	4,669
Industrial Bank of Korea	1,022	9,068
Kakao Corp.	1,093	76,138
Kakao Games Corp.*	108	5,066
KakaoBank Corp.*	598	19,748
Kangwon Land, Inc.*	408	8,553
KB Financial Group, Inc.	1,555	71,507
KCC Corp.	18	4,807
KEPCO Plant Service & Engineering Co. Ltd.	71	2,121
Kia Corp.	1,032	67,417
Korea Aerospace Industries Ltd.	265	9,119
Korea Electric Power Corp.*	1,062	19,341
Korea Gas Corp.	107	3,477
Korea Investment Holdings Co. Ltd.	161	8,938
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	182	13,083
Korea Zinc Co. Ltd.	44	20,107
Korean Air Lines Co. Ltd.*	727	17,125
Krafton, Inc.*	120	23,636
KT&G Corp.	444	29,080
Kumho Petrochemical Co. Ltd.	67	8,143
L&F Co. Ltd.*	86	14,496
LG Chem Ltd.	186	75,448
LG Corp.	396	22,948
LG Display Co. Ltd.	911	11,882
LG Electronics, Inc.	472	42,580
LG Household & Health Care Ltd.	40	28,754
LG Innotek Co. Ltd.	62	16,881
LG Uplus Corp.	877	9,677
Lotte Chemical Corp.	60	9,269
Lotte Chilsung Beverage Co. Ltd.	21	3,012
Lotte Corp.	108	2,923
LOTTE Fine Chemical Co. Ltd.	72	4,618
Lotte Shopping Co. Ltd.	46	3,414
LS Corp.	71	3,228
Mando Corp.	136	5,747
Medytox, Inc.*	16	1,720
Mirae Asset Securities Co. Ltd.	1,439	9,106
NAVER Corp.	547	122,269

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

NCSoft Corp.	73	$23,987
Netmarble Corp., 144A	71	5,317
NH Investment & Securities Co. Ltd.	553	4,731
NHN Corp.*	94	2,587
NongShim Co. Ltd.	11	2,631
OCI Co. Ltd.	74	6,103
Orion Corp.	90	6,727
Ottogi Corp.	7	2,613
Pan Ocean Co. Ltd.	732	3,821
Paradise Co. Ltd.*	142	1,847
Pearl Abyss Corp.*	136	7,270
POSCO Chemical Co. Ltd.	109	11,449
POSCO Holdings, Inc.	259	58,816
Posco International Corp.	206	3,954
S-1 Corp.	75	4,089
Samsung Biologics Co. Ltd., 144A*	62	41,032
Samsung C&T Corp.	354	32,038
Samsung Card Co. Ltd.	124	3,282
Samsung Electro-Mechanics Co. Ltd.	238	30,737
Samsung Electronics Co. Ltd.	19,088	1,012,379
Samsung Engineering Co. Ltd.*	643	13,031
Samsung Fire & Marine Insurance Co. Ltd.	142	23,512
Samsung Heavy Industries Co. Ltd.*	2,527	12,003
Samsung Life Insurance Co. Ltd.	265	13,585
Samsung SDI Co. Ltd.	210	99,583
Samsung SDS Co. Ltd.	132	15,352
Samsung Securities Co. Ltd.	260	8,132
SD Biosensor, Inc.	136	4,908
Seegene, Inc.	120	3,842
Shin Poong Pharmaceutical Co. Ltd.*	140	3,350
Shinhan Financial Group Co. Ltd.	1,996	66,101
Shinsegae, Inc.	26	5,035
SillaJen, Inc.*^	138	—
SK Biopharmaceuticals Co. Ltd.*	107	7,732
SK Bioscience Co. Ltd.*	77	8,275
SK Chemicals Co. Ltd.	48	4,808
SK Hynix, Inc.	2,076	180,604
SK IE Technology Co. Ltd., 144A*	105	10,254
SK Innovation Co. Ltd.*	232	36,832
SK Networks Co. Ltd.	404	1,545
SK Square Co. Ltd.*	298	12,174
SK Telecom Co. Ltd.	292	13,128
SK, Inc.	163	34,071
SKC Co. Ltd.	78	9,157

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

S-Oil Corp.	168	$13,690
Solus Advanced Materials Co. Ltd.	38	2,120
SSANGYONG C&E Co. Ltd.	309	2,021
Wemade Co. Ltd.	66	3,984
Woori Financial Group, Inc.	2,340	27,136
Yuhan Corp.	198	9,547

		3,362,096

Spain 2.1%

Acciona SA	94	18,400
ACS Actividades de Construccion y Servicios SA	871	22,345
Aena SME SA, 144A*	283	40,268
Amadeus IT Group SA*	1,713	107,651
Banco Bilbao Vizcaya Argentaria SA	26,784	140,455
Banco Santander SA	67,903	198,699
Bankinter SA	2,858	16,938
CaixaBank SA	17,739	57,213
Cellnex Telecom SA, 144A	2,446	113,827
Corp. ACCIONA Energias Renovables SA	203	7,550
EDP Renovaveis SA	968	22,936
Enagas SA	1,000	21,616
Endesa SA	1,275	26,720
Ferrovial SA	1,907	48,967
Fluidra SA	480	13,022
Grifols SA	1,421	23,708
Iberdrola SA	24,142	277,129
Industria de Diseno Textil SA	4,230	88,628
Inmobiliaria Colonial Socimi SA, REIT	1,513	12,626
Mapfre SA	3,972	7,263
Merlin Properties Socimi SA, REIT	1,366	14,879
Naturgy Energy Group SA	630	18,867
Red Electrica Corp. SA	1,734	34,819
Repsol SA	5,228	77,970
Siemens Gamesa Renewable Energy SA*	985	15,631
Telefonica SA	20,452	99,377

		1,527,504

Sweden 2.9%

Alfa Laval AB	1,262	34,984
Assa Abloy AB (Class B Stock)	3,690	93,624
Atlas Copco AB (Class A Stock)	2,541	114,914
Atlas Copco AB (Class B Stock)	1,520	59,448
Beijer Ref AB	1,049	16,915

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)

Boliden AB	1,101	$47,702
Castellum AB	1,089	21,569
Electrolux AB (Class B Stock)	943	14,391
Elekta AB (Class B Stock)	1,539	10,377
Epiroc AB (Class A Stock)	2,509	51,006
Epiroc AB (Class B Stock)	1,621	28,358
EQT AB	1,135	32,296
Essity AB (Class B Stock)	2,451	64,819
Evolution AB, 144A	649	66,726
Fastighets AB Balder (Class B Stock)*	432	21,452
Getinge AB (Class B Stock)	898	26,029
H & M Hennes & Mauritz AB (Class B Stock)	3,526	44,498
Hexagon AB (Class B Stock)	7,547	97,761
Holmen AB (Class B Stock)	386	22,351
Husqvarna AB (Class A Stock)	182	1,761
Husqvarna AB (Class B Stock)	1,791	17,171
Industrivarden AB (Class A Stock)	905	23,099
Industrivarden AB (Class C Stock)	753	18,900
Indutrade AB	1,127	26,681
Investment AB Latour (Class B Stock)	587	15,557
Investor AB (Class A Stock)	2,136	44,690
Investor AB (Class B Stock)	7,316	139,883
Kinnevik AB (Class A Stock)*	63	1,375
Kinnevik AB (Class B Stock)*	1,028	20,181
L E Lundbergforetagen AB (Class B Stock)	308	14,410
Lifco AB (Class B Stock)	913	19,221
Lundin Energy AB	760	31,429
Nibe Industrier AB (Class B Stock)	4,820	47,429
Sagax AB (Class B Stock)	691	17,457
Sagax AB (Class D Stock)	658	2,025
Samhallsbyggnadsbolaget i Norden AB	4,451	14,014
Sandvik AB	4,333	82,198
Securitas AB (Class B Stock)	1,290	15,273
Sinch AB, 144A*	2,203	9,769
Skandinaviska Enskilda Banken AB (Class A Stock)	5,774	64,929
Skandinaviska Enskilda Banken AB (Class C Stock)	100	1,223
Skanska AB (Class B Stock)	1,441	27,490
SKF AB (Class B Stock)	1,649	26,888
Svenska Cellulosa AB SCA (Class A Stock)	138	2,714
Svenska Cellulosa AB SCA (Class B Stock)	2,389	46,336
Svenska Handelsbanken AB (Class A Stock)	5,975	60,579
Svenska Handelsbanken AB (Class B Stock)	188	2,133
Sweco AB (Class B Stock)	801	11,307
Swedbank AB (Class A Stock)	4,040	64,142

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)

Swedish Match AB	6,211	$49,335
Swedish Orphan Biovitrum AB*	717	15,002
Tele2 AB (Class B Stock)	2,010	26,591
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	1,664
Telefonaktiebolaget LM Ericsson (Class B Stock)	12,105	96,566
Telia Co. AB	10,330	42,806
Thule Group AB, 144A	421	14,173
Trelleborg AB (Class B Stock)	977	21,456
Vitrolife AB	286	7,375
Volvo AB (Class A Stock)	843	13,768
Volvo AB (Class B Stock)	6,075	95,402

		2,123,622

Switzerland 8.7%

ABB Ltd.	6,597	197,496
Adecco Group AG	661	25,615
Alcon, Inc.	1,849	131,657
Baloise Holding AG	173	30,104
Banque Cantonale Vaudoise	123	10,417
Barry Callebaut AG	15	34,515
Belimo Holding AG	32	15,807
BKW AG	77	9,387
Chocoladefabriken Lindt & Spruengli AG	9	100,813
Cie Financiere Richemont SA (Class A Stock)	2,054	238,174
Clariant AG*	936	16,002
Credit Suisse Group AG	10,344	70,287
DKSH Holding AG	138	11,841
Emmi AG	6	5,957
EMS-Chemie Holding AG	28	24,997
Flughafen Zurich AG*	78	13,186
Geberit AG	143	81,494
Georg Fischer AG	320	17,369
Givaudan SA	38	151,165
Helvetia Holding AG	134	17,242
Holcim AG*	2,207	107,919
Julius Baer Group Ltd.	859	41,279
Kuehne + Nagel International AG	201	56,320
Logitech International SA	588	38,239
Lonza Group AG	298	175,783
Nestle SA	11,134	1,433,452
Novartis AG	8,490	750,463
Partners Group Holding AG	90	95,642
PSP Swiss Property AG	177	22,325
Roche Holding AG (TRQX)	2,844	1,053,331

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)

Roche Holding AG (XSWX)	107	$42,928
Schindler Holding AG	80	15,392
Schindler Holding AG (Part. Cert.)	164	31,492
SGS SA	25	64,213
SIG Group AG*	1,366	28,640
Sika AG	615	187,902
Sonova Holding AG	213	76,480
Straumann Holding AG	400	47,239
Swatch Group AG (The) (XSWX)	116	29,915
Swatch Group AG (The) (TRQX)	183	9,024
Swiss Life Holding AG	125	73,021
Swiss Prime Site AG	308	30,129
Swisscom AG	108	63,755
Tecan Group AG	52	15,477
Temenos AG	242	24,438
UBS Group AG	12,798	216,444
VAT Group AG, 144A	103	31,870
Vifor Pharma AG	243	42,865
Zurich Insurance Group AG	598	272,160

		6,281,662

Taiwan 0.0%

FIT Hon Teng Ltd., 144A*	3,000	383

United Arab Emirates 0.0%

NMC Health PLC*^	372	—

United Kingdom 10.6%

3i Group PLC	3,833	63,120
abrdn PLC	8,647	20,324
Admiral Group PLC	893	28,384
Ashtead Group PLC	1,799	93,334
Associated British Foods PLC	1,399	27,882
AstraZeneca PLC	6,261	827,726
Auto Trader Group PLC, 144A	3,745	29,733
AVEVA Group PLC	477	13,027
Aviva PLC	15,026	80,108
B&M European Value Retail SA	3,828	23,386
BAE Systems PLC	12,783	118,303
Barclays PLC	67,367	123,797
Barratt Developments PLC	4,073	24,961
Bellway PLC	497	15,207
Berkeley Group Holdings PLC*	448	22,953

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

BP PLC	77,211	$370,090
British American Tobacco PLC	9,235	386,863
British Land Co. PLC (The), REIT	3,721	24,055
BT Group PLC	27,945	61,125
Bunzl PLC	1,355	52,617
Burberry Group PLC	1,595	31,206
Centrica PLC*	23,660	23,453
CK Hutchison Holdings Ltd.	11,100	77,609
CNH Industrial NV	3,960	56,481
Compass Group PLC	7,172	150,922
ConvaTec Group PLC, 144A	6,682	17,812
Croda International PLC	542	53,286
DCC PLC	397	30,470
Dechra Pharmaceuticals PLC	422	19,403
Deliveroo PLC (Class A Stock), 144A*	5,212	7,390
Derwent London PLC, REIT	421	16,069
Diageo PLC	9,290	459,266
Direct Line Insurance Group PLC	5,565	17,751
Dr. Martens PLC	2,240	5,747
DS Smith PLC	5,479	22,568
easyJet PLC*	1,455	10,065
Electrocomponents PLC	1,891	24,885
Entain PLC*	2,344	44,204
Experian PLC	3,681	128,443
Halma PLC	1,524	46,571
Hargreaves Lansdown PLC	1,522	17,379
Hiscox Ltd.	1,389	16,596
HomeServe PLC	1,140	14,080
Howden Joinery Group PLC	2,294	21,562
HSBC Holdings PLC	82,661	517,701
IMI PLC	1,108	18,712
Imperial Brands PLC	3,792	78,559
Informa PLC*	6,023	42,427
InterContinental Hotels Group PLC	736	47,069
Intermediate Capital Group PLC	1,119	21,566
International Consolidated Airlines Group SA*	5,274	9,360
Intertek Group PLC	649	40,636
ITV PLC	15,256	13,764
J Sainsbury PLC	6,915	20,339
JD Sports Fashion PLC	9,915	16,416
Johnson Matthey PLC	750	20,815
Just Eat Takeaway.com NV, 144A*	755	20,592
Kingfisher PLC	8,285	26,187
Land Securities Group PLC, REIT	2,867	26,915

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Legal & General Group PLC	23,851	$75,021
Lloyds Banking Group PLC	285,087	162,098
London Stock Exchange Group PLC	1,461	145,827
M&G PLC	10,461	28,274
Meggitt PLC*	3,504	33,829
Melrose Industries PLC	18,285	26,337
National Grid PLC	14,548	217,115
NatWest Group PLC	20,660	55,294
Next PLC	512	38,508
Ocado Group PLC*	1,958	22,599
Pearson PLC	3,035	29,630
Pennon Group PLC	1,175	16,325
Pepco Group NV, 144A*	448	4,204
Persimmon PLC	1,277	33,372
Phoenix Group Holdings PLC	3,098	23,527
Prudential PLC	11,050	137,777
Reckitt Benckiser Group PLC	2,550	200,146
RELX PLC	7,486	225,722
Renishaw PLC	142	7,462
Rentokil Initial PLC	7,488	51,882
Rightmove PLC	3,396	26,377
Rolls-Royce Holdings PLC*	33,698	35,085
Royal Mail PLC	3,764	15,988
Sage Group PLC (The)	4,526	41,761
Schroders PLC	449	15,785
Segro PLC, REIT	4,818	81,403
Severn Trent PLC	1,007	39,691
Smith & Nephew PLC	3,538	56,647
Smiths Group PLC	1,562	28,805
Spirax-Sarco Engineering PLC	295	44,823
SSE PLC	4,290	99,890
St. James’s Place PLC	2,138	34,748
Standard Chartered PLC	10,147	68,821
Tate & Lyle PLC	1,923	18,846
Taylor Wimpey PLC	14,564	22,865
Tesco PLC	30,386	103,527
THG PLC*	4,041	5,561
Travis Perkins PLC	926	14,166
Unilever PLC	10,331	480,551
United Utilities Group PLC	2,745	39,505
Vodafone Group PLC	108,771	162,919
Weir Group PLC (The)	1,042	20,208
Whitbread PLC*	812	28,274

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Wise PLC (Class A Stock)*	1,851	$9,155
WPP PLC	4,458	55,675

		7,727,296

United States 1.8%

Amcor PLC, CDI	6,210	72,946
Ferguson PLC	891	112,472
GlaxoSmithKline PLC	19,997	451,697
James Hardie Industries PLC, CDI	1,787	51,394
JS Global Lifestyle Co. Ltd., 144A	2,500	2,984
QIAGEN NV*	888	40,588
Samsonite International SA, 144A*	5,100	11,203
Schneider Electric SE	2,129	304,787
Sims Ltd.	685	9,848
Stellantis NV	8,139	108,731
Swiss Re AG	1,162	95,363
Tenaris SA	1,978	30,251

		1,292,264

TOTAL COMMON STOCKS (cost $57,775,408)		67,501,242

EXCHANGE-TRADED FUND 2.5%

United States

iShares MSCI EAFE ETF(a) (cost $1,958,222)	26,450	1,815,528

PREFERRED STOCKS 0.7%

Germany 0.4%

Bayerische Motoren Werke AG (PRFC)	236	17,384
Fuchs Petrolub SE (PRFC)	291	9,197
Henkel AG & Co. KGaA (PRFC)	702	44,818
Porsche Automobil Holding SE (PRFC)	616	50,983
Sartorius AG (PRFC)	99	37,204
Sixt SE (PRFC)	67	4,830
Volkswagen AG (PRFC)	737	113,791

		278,207

South Korea 0.3%

Amorepacific Corp. (PRFC)	46	2,761

See Notes to Financial Statements.

Description	Shares	Value

PREFERRED STOCKS (Continued)

South Korea (cont’d.)

CJ CheilJedang Corp. (PRFC)	14	$1,968
Hanwha Corp. (PRFC)	100	1,256
Hyundai Motor Co. (2nd PRFC)	155	11,426
Hyundai Motor Co. (PRFC)	88	6,458
LG Chem Ltd. (PRFC)	30	5,912
LG Electronics, Inc. (PRFC)	64	2,928
LG Household & Health Care Ltd. (PRFC)	8	3,141
Mirae Asset Securities Co. Ltd. (2nd PRFC)	574	2,012
Samsung Electronics Co. Ltd. (PRFC)	3,314	153,822
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	15	1,927
Samsung SDI Co. Ltd. (PRFC)	7	1,666

		195,277

Spain 0.0%

Grifols SA (Class B Stock) (PRFC)	1,040	11,302

TOTAL PREFERRED STOCKS (cost $425,162)		484,786

	Units

WARRANTS* 0.0%

Australia

Magellan Financial Group Ltd. (cost $0)	66	73

TOTAL LONG-TERM INVESTMENTS (cost $60,158,792)		69,801,629

	Shares

SHORT-TERM INVESTMENTS 3.5%

AFFILIATED MUTUAL FUND 1.8%
PGIM Institutional Money Market Fund (cost $1,320,345; includes $1,320,006 of cash collateral for securities on loan)(b)(wa)	1,321,402	1,320,345

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.3%
U.S. Treasury Bills (cost $189,888)	0.461%	06/16/22	190	$189,894

			Shares

UNAFFILIATED FUND 1.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,057,289)			1,057,289	1,057,289

TOTAL SHORT-TERM INVESTMENTS (cost $2,567,522)				2,567,528

TOTAL INVESTMENTS 99.7% (cost $62,726,314)				72,369,157

Other assets in excess of liabilities(z) 0.3%				201,385

NET ASSETS 100.0%				$72,570,542

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ASX—Australian Securities Exchange

CAC40—French Stock Market Index

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PART CERT—Participation Certificates

PRFC—Preference Shares

REITs—Real Estate Investment Trust

RSP—Savings Shares

SPI—Share Price Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TRQX—Turquoise Stock Exchange

UTS—Unit Trust Security

XSWX—SIX Swiss Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.

See Notes to Financial Statements.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,278,832; cash collateral of $1,320,006 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1	ASX SPI 200 Index	Jun. 2022	$130,871	$6,128
1	CAC40 10 Euro	May 2022	68,324	204
6	Euro STOXX 50 Index	Jun. 2022	236,477	3,911
2	FTSE 100 Index	Jun. 2022	188,944	9,982
12	Mini MSCI EAFE Index	Jun. 2022	1,197,960	(112,206)
2	TOPIX Index	Jun. 2022	293,277	23,807

				$(68,174)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Morgan Stanley & Co. LLC	$—	$189,894

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$5,979,897	$—
Austria	—	180,688	—
Belgium	—	579,378	—
Brazil	—	33,246	—
Cambodia	—	4,124	—
Chile	—	26,645	—
China	—	476,777	—
Denmark	—	1,654,604	—
Finland	—	823,596	—
France	—	6,135,353	—
Germany	—	4,701,049	—
Hong Kong	—	1,578,733	—
Indonesia	—	9,886	—
Ireland	—	382,783	—
Israel	—	512,189	—
Italy	—	1,355,338	—
Japan	—	15,064,676	—
Jordan	—	16,329	—
Luxembourg	—	128,010	—
Macau	—	84,788	—
Mexico	—	7,135	—
Netherlands	—	3,228,570	—
New Zealand	—	236,568	—
Nigeria	—	7,243	—
Norway	—	486,924	—
Poland	—	161,669	—
Portugal	—	101,188	—
Russia	—	—	—
Saudi Arabia	—	26,259	—
Singapore	—	980,978	—
South Africa	—	221,792	—
South Korea	—	3,362,096	—
Spain	—	1,527,504	—
Sweden	—	2,123,622	—
Switzerland	—	6,281,662	—
Taiwan	—	383	—
United Arab Emirates	—	—	—
United Kingdom	—	7,727,296	—
United States	—	1,292,264	—
Exchange-Traded Fund
United States	1,815,528	—	—
Preferred Stocks
Germany	—	278,207	—
South Korea	—	195,277	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Preferred Stocks (continued)
Spain	$—	$11,302	$—
Warrants
Australia	73	—	—
Short-Term Investments
Affiliated Mutual Fund	1,320,345	—	—
U.S. Treasury Obligation	—	189,894	—
Unaffiliated Fund	1,057,289	—	—

Total	$4,193,235	$68,175,922	$—

Other Financial Instruments*
Assets
Futures Contracts	$44,032	$—	$—

Liabilities
Futures Contracts	$(112,206)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Pharmaceuticals	8.0%
Banks	8.0
Insurance	4.4
Oil, Gas & Consumable Fuels	3.7
Metals & Mining	3.6
Chemicals	3.3
Food Products	3.3
Automobiles	3.0
Machinery	2.8
Semiconductors & Semiconductor Equipment	2.7
Exchange-Traded Fund	2.5
Textiles, Apparel & Luxury Goods	2.5
Capital Markets	2.4
Technology Hardware, Storage & Peripherals	2.0
Affiliated Mutual Fund (1.8% represents investments purchased with collateral from securities on loan)	1.8

Beverages	1.8%
Electric Utilities	1.8
Diversified Telecommunication Services	1.7
Health Care Equipment & Supplies	1.7
Equity Real Estate Investment Trusts (REITs)	1.7
Trading Companies & Distributors	1.6
Real Estate Management & Development	1.6
Personal Products	1.6
Electronic Equipment, Instruments & Components	1.5
Electrical Equipment	1.5
Unaffiliated Fund	1.4
IT Services	1.4
Professional Services	1.4
Industrial Conglomerates	1.4
Food & Staples Retailing	1.3
Hotels, Restaurants & Leisure	1.3
Software	1.2

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Industry Classification (continued):

Household Durables	1.2%
Aerospace & Defense	1.1
Wireless Telecommunication Services	1.1
Biotechnology	0.9
Building Products	0.9
Tobacco	0.9
Auto Components	0.8
Construction & Engineering	0.8
Diversified Financial Services	0.8
Entertainment	0.8
Multi-Utilities	0.7
Road & Rail	0.7
Specialty Retail	0.6
Air Freight & Logistics	0.6
Household Products	0.6
Interactive Media & Services	0.6
Transportation Infrastructure	0.5
Life Sciences Tools & Services	0.5
Construction Materials	0.5
Media	0.5
Marine	0.5
Health Care Providers & Services	0.4
Internet & Direct Marketing Retail	0.4
Multiline Retail	0.4

Commercial Services & Supplies	0.4%
Gas Utilities	0.4
Paper & Forest Products	0.3
Communications Equipment	0.3
Containers & Packaging	0.3
Independent Power & Renewable Electricity Producers	0.3
U.S. Treasury Obligation	0.3
Leisure Products	0.2
Airlines	0.2
Water Utilities	0.1
Health Care Technology	0.1
Energy Equipment & Services	0.1
Consumer Finance	0.0	*
Diversified Consumer Services	0.0	*
Distributors	0.0	*

	99.7
Other assets in excess of liabilities	0.3

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$44,032	*	Due from/to broker-variation margin futures	$112,206	*

See Notes to Financial Statements.

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(136,669)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(67,915)

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$2,042,675

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,278,832	$(1,278,832)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    53

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Assets

Investments at value, including securities on loan of $1,278,832:
Unaffiliated investments (cost $61,405,969)	$71,048,812
Affiliated investments (cost $1,320,345)	1,320,345
Foreign currency, at value (cost $608,990)	586,366
Receivable for Fund shares sold	806,307
Dividends and interest receivable	281,273
Tax reclaim receivable	189,906
Due from Manager	4,990
Prepaid expenses and other assets	16,961

Total Assets	74,254,960

Liabilities

Payable to broker for collateral for securities on loan	1,320,006
Payable for Fund shares purchased	234,536
Accrued expenses and other liabilities	117,294
Due to broker—variation margin futures	11,589
Trustees’ fees payable	882
Affiliated transfer agent fee payable	111

Total Liabilities	1,684,418

Net Assets	$72,570,542

Net assets were comprised of:
Shares of beneficial interest, at par	$5,865
Paid-in capital in excess of par	65,446,974
Total distributable earnings (loss)	7,117,703

Net assets, April 30, 2022	$72,570,542

Class R6

Net asset value, offering price and redemption price per share, ($72,570,542 ÷ 5,864,777 shares of beneficial interest issued and outstanding)	$12.37

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $116,212 foreign withholding tax)	$1,081,925
Income from securities lending, net (including affiliated income of $317)	592
Affiliated dividend income	263

Total income	1,082,780

Expenses
Management fee	99,703
Custodian and accounting fees	76,130
Pricing fees	24,970
Fund data services	23,359
Audit fee	16,017
Legal fees and expenses	9,998
Trustees’ fees	5,528
Shareholders’ reports	5,138
SEC registration fees	951
Transfer agent’s fees and expenses (including affiliated expense of $269)	277
Registration fees	124
Miscellaneous	3,497

Total expenses	265,692
Less: Fee waiver and/or expense reimbursement	(145,421)

Net expenses	120,271

Net investment income (loss)	962,509

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(375))	(681,617)
Futures transactions	(136,669)
Foreign currency transactions	(52,808)

(871,094)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,691,070)
Futures	(67,915)
Foreign currencies	(46,001)

(10,804,986)

Net gain (loss) on investment and foreign currency transactions	(11,676,080)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(10,713,571)

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    55

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$962,509	$1,788,161
Net realized gain (loss) on investment and foreign currency transactions	(871,094)	127,411
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,804,986)	20,015,390

Net increase (decrease) in net assets resulting from operations	(10,713,571)	21,930,962

Dividends and Distributions
Distributions from distributable earnings Class R6	(2,691,266)	(1,190,150)

Fund share transactions
Net proceeds from shares sold	15,867,794	23,764,053
Net asset value of shares issued in reinvestment of dividends and distributions	2,691,266	1,190,150
Cost of shares purchased	(14,195,459)	(30,245,554)

Net increase (decrease) in net assets from Fund share transactions	4,363,601	(5,291,351)

Total increase (decrease)	(9,041,236)	15,449,461

Net Assets:

Beginning of period	81,611,778	66,162,317

End of period	$72,570,542	$81,611,778

See Notes to Financial Statements.

Financial Highlights  (unaudited)

	Six Months Ended April 30, 2022						November 17, 2016(a) through October 31, 2017
			Year Ended October 31,

			2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.73		$11.23	$12.16	$11.36	$12.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.22	0.32	0.32	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.05)		3.40	(0.82)	0.76	(1.20)	2.30
Total from investment operations	(1.89)		3.71	(0.60)	1.08	(0.88)	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.21)	(0.33)	(0.27)	(0.23)	(0.01)
Distributions from net realized gains	(0.05)		-	-	(0.01)	(0.08)	-
Total dividends and distributions	(0.47)		(0.21)	(0.33)	(0.28)	(0.31)	(0.01)
Net asset value, end of period	$12.37		$14.73	$11.23	$12.16	$11.36	$12.55
Total Return(c):	(13.19)%		33.21%	(5.21)%	9.88%	(7.22)%	25.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,571		$81,612	$66,162	$50,807	$41,429	$30,320
Average net assets (000)	$80,423		$82,645	$56,084	$45,226	$36,379	$20,731
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.33	%(e)
Expenses before waivers and/or expense reimbursement	0.66	%(e)	0.69%	0.95%	1.12%	1.49%	2.61	%(e)
Net investment income (loss)	2.41	%(e)	2.16%	1.93%	2.83%	2.56%	2.39	%(e)
Portfolio turnover rate(f)	14%		23%	13%	13%	9%	7%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    57

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions International Developed Markets Index Fund (formerly known as PGIM QMA International Developed Markets Index Fund) (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide investment results that approximate the performance of the FTSE Developed Markets Ex-North America Net Index.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also

PGIM Quant Solutions International Developed Markets Index Fund    59

Notes to Financial Statements  (unaudited) (continued)

valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the

PGIM Quant Solutions International Developed Markets Index Fund    61

Notes to Financial Statements  (unaudited) (continued)

collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (formerly known as QMA LLC) (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.25% of average daily net assets.	0.25%

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without

PGIM Quant Solutions International Developed Markets Index Fund    63

Notes to Financial Statements  (unaudited) (continued)

exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
R6	0.30%

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$12,653,143	$10,823,674

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$827,948	$ 3,862,788	$ 4,690,736	$—	$ —	$ —	—	$263

PGIM Institutional Money Market Fund(1)(b)(wa)
—	11,166,578	9,845,858	—	(375)	1,320,345	1,321,402	317(2)
$827,948	$15,029,366	$14,536,594	$—	$(375)	$1,320,345		$580

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$65,328,974	$14,236,891	$(7,264,882)	$6,972,009

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

PGIM Quant Solutions International Developed Markets Index Fund    65

Notes to Financial Statements  (unaudited) (continued)

7.	Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	5,864,777	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	8	91.8%
Unaffiliated	—	—

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2022:
Shares sold	1,188,365	$15,867,794
Shares issued in reinvestment of dividends and distributions	192,233	2,691,266
Shares purchased	(1,055,158)	(14,195,459)
Net increase (decrease) in shares outstanding	325,440	$4,363,601

Year ended October 31, 2021:
Shares sold	1,680,877	$23,764,053
Shares issued in reinvestment of dividends and distributions	89,687	1,190,150
Shares purchased	(2,122,616)	(30,245,554)
Net increase (decrease) in shares outstanding	(352,052)	$(5,291,351)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 10 days that the Fund had loans outstanding during the period was approximately $1,268,500, borrowed at a weighted average interest rate of 1.65%. The maximum loan outstanding amount during the period was $3,368,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

PGIM Quant Solutions International Developed Markets Index Fund    67

Notes to Financial Statements  (unaudited) (continued)

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

PGIM Quant Solutions International Developed Markets Index Fund    69

Notes to Financial Statements  (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments

(including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual

PGIM Quant Solutions International Developed Markets Index Fund    71

Notes to Financial Statements  (unaudited) (continued)

of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Value Style Risk: Since the Fund may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions International Developed Markets Index Fund    73

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address.

Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SHARE CLASS	R6

NASDAQ	PQDMX

CUSIP	74440E607

MF243E2

Item 2 –	Code of Ethics — Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2022